  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 29, 1995



                                     REGISTRATION NOS. 2-74561 AND 811-3299
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                   FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

       PRE-Effective Amendment No. ___                                [ ]

       POST-EFFECTIVE AMENDMENT NO.  14                               [X]

                                      AND/OR

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]

       AMENDMENT NO.  14                                              [X]

                           STATE BOND MONEY FUNDS, INC.
                (FORMERLY STATE BOND CASH MANAGEMENT FUND, INC.)

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   8400 NORMANDALE LAKE BOULEVARD, SUITE 1150
                         MINNEAPOLIS, MINNESOTA  55473
        (ADDRESS OF REGISTRANT'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (612) 835-0097

                                  COPIES TO:

        KEVIN L. HOWARD, ESQ.                 JOEL H. GOLDBERG, ESQ.
   239 S. FIFTH STREET, 12TH FLOOR   SHEREFF, FRIEDMAN, HOFFMAN & GOODMAN, LLP
      LOUISVILLE, KY  40202-3271                   919 THIRD AVENUE
(NAME AND ADDRESS OF AGENT FOR SERVICE)     NEW YORK, NEW YORK  10022

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

     [ ]  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
     [ ]  ON (DATE) PURSUANT TO PARAGRAPH (B)
     [ ]  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)
     [X]  ON DECEMBER 1, 1995 PURSUANT TO PARAGRAPH (A)(1)
     [ ]  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)
     [ ]  ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

     [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT

PURSUANT TO RULE 24F-2(A)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OR AMOUNT OF ITS SECURITIES UNDER THE SECURITIES ACT OF 1933. THE RULE 24F-2 NOTICE OF THE REGISTRANT FOR THE FISCAL YEAR ENDED JULY 31, 1995 WAS FILED ON SEPTEMBER 27, 1995.

CROSS-REFERENCE SHEET PURSUANT TO RULE 481(A) UNDER THE SECURITIES ACT OF 1933

N-IA ITEM NO.

PART A
     ITEM 1.  COVER PAGE............................................ COVER PAGE
     ITEM 2.  SYNOPSIS................................. SHAREHOLDER TRANSACTION
                                                    AND OPERATING EXPENSE TABLE
     ITEM 3.  CONDENSED FINANCIAL INFORMATION............. FINANCIAL HIGHLIGHTS
     ITEM 4.  GENERAL DESCRIPTION OF REGISTRANT............ GENERAL INFORMATION
                                     ABOUT STATE BOND TAX EXEMPT FUND; WHAT ARE
                          THE FUND'S INVESTMENT OBJECTIVES, POLICIES AND RISKS?
     ITEM 5.  MANAGEMENT OF THE FUND.................. HOW IS THE FUND MANAGED?
     ITEM 6.  CAPITAL STOCK AND OTHER SECURITIES..... GENERAL INFORMATION ABOUT
                                               STATE BOND CASH MANAGEMENT FUND;
                                               HOW DOES THE FUND PAY DIVIDENDS?
                                   WHAT IS THE FEDERAL TAX STATUS OF DIVIDENDS?
     ITEM 7.  PURCHASE OF SECURITIES BEING OFFERED.......... HOW CAN YOU INVEST
                                                                   IN THE FUND?
                               WHEN DOES YOUR PURCHASE BEGIN EARNING DIVIDENDS?
                                   HOW DOES THE FUND'S EXCHANGE PRIVILEGE WORK?
                                   HOW DOES THE FUND PAY DISTRIBUTION EXPENSES?
     ITEM 8.  REDEMPTION OF REPURCHASE............. HOW CAN SHARES BE REDEEMED?
     ITEM 9.  LEGAL PROCEEDINGS................................. NOT APPLICABLE


PART B
     ITEM 10.  COVER PAGE........................................... COVER PAGE
     ITEM 11.  TABLE OF CONTENTS............................. TABLE OF CONTENTS
     ITEM 12.  GENERAL INFORMATION AND HISTORY....... GENERAL INFORMATION ABOUT
                                                STATE BOND CASH MANAGEMENT FUND
     ITEM 13.  INVESTMENT OBJECTIVES AND POLICIES.......... WHAT ARE THE FUND'S
                                                          INVESTMENT OBJECTIVES
                                                                  AND POLICIES?
                                     WHAT ARE THE FUNDS INVESTMENT LIMITATIONS?
     ITEM 14.  MANAGEMENT OF THE REGISTRANT........................ WHO MANAGES
                                                                      THE FUND?
     ITEM 15.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. WHO MANAGES
                                                                      THE FUND?
     ITEM 16.  INVESTMENT ADVISORY AND OTHER SERVICES.............. WHO MANAGES
                                                        THE FUND?; THE MANAGER;
                                             MANAGEMENT AGREEMENT AND EXPENSES;
                                                     TRANSFER AGENT; CUSTODIAN;
                                                           INDEPENDENT AUDITORS
     ITEM 17.  BROKERAGE ALLOCATION........ SEE "WHAT ARE THE FUND'S INVESTMENT
                                              OBJECTIVES, POLICIES AND RISKS? -
                                         SECURITIES TRADING" IN THE PROSPECTUS.
     ITEM 18.  CAPITAL STOCK AND OTHER SECURITIES..... SEE "WHAT KIND OF SHARES
                                        DOES THE FUND OFFER?" IN THE PROSPECTUS

     ITEM 19.  PURCHASE, REDEMPTION AND PRICING OF SECURITIES
               BEING OFFERED............. SEE "HOW CAN YOU INVEST IN THE FUND?"
                                   IN THE PROSPECTUS; REDEMPTION OF SHARES; HOW
                                       IS NET ASSET VALUE PER SHARE DETERMINED?
     ITEM 20.  TAX STATUS...................................... WHAT IS THE TAX
                                                            STATUS OF THE FUND?
                                 WILL THE FUND WITHHOLD TAXES ON DISTRIBUTIONS?
     ITEM 21.  UNDERWRITERS.......... DOES THE FUND BEAR DISTRIBUTION EXPENSES?
     ITEM 22.  CALCULATION OF PERFORMANCE DATA...........  CALCULATION OF YIELD
     ITEM 23.  FINANCIAL STATEMENTS....................... FINANCIAL STATEMENTS




PART C

     INFORMATION REQUIRED TO BE INCLUDED IN PART C IS SET FORTH UNDER THE APPROPRIATE ITEM, SO NUMBERED, IN PART C TO THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT.

                                                                      PROSPECTUS

                        STATE BOND CASH MANAGEMENT FUND
                         8400 Normandale Lake Boulevard
                                   Suite 1150
                       Minneapolis, Minnesota  55437-3807
                             Phone: (612) 835-0097

                                                                DECEMBER 1, 1995

 STATE BOND CASH MANAGEMENT FUND (THE "FUND") IS A MUTUAL FUND WHICH SEEKS HIGH CURRENT INCOME, PRESERVATION OF CAPITAL, AND LIQUIDITY. THE FUND IS A MONEY MARKET MUTUAL FUND. THE FUND IS THE ONLY INVESTMENT PORTFOLIO OF STATE BOND MONEY FUNDS, INC. IN PURSUING ITS GOALS, THE FUND INVESTS IN HIGH-QUALITY MONEY MARKET INSTRUMENTS. TO THE EXTENT THE FUND EMPHASIZES PRESERVATION OF CAPITAL AND LIQUIDITY, CURRENT INCOME COULD BE LESSENED. SHARES OF THE FUND ARE ISSUED AT NET ASSET VALUE WITHOUT A SALES CHARGE OR REDEMPTION FEE.

This Prospectus concisely sets forth information about the Fund which investors should know before investing. Please read it carefully before you invest and keep it for future reference.

Additional information about the Fund IS contained in a Statement of Additional Information filed with the Securities and Exchange Commission, AND is available upon request and without charge by calling or writing the Fund at 800-328-4735, 8400 Normandale Lake Boulevard, Suite 1150, Minneapolis, MN 55437-3807. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference in its entirety.

An investment in the Fund is NEITHER insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER FEDERAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Shareholder Transaction And Operating Expense Table
 FINANCIAL HIGHLIGHTS
What Are The Fund's Investment Objectives,
  Policies AND RISKS?
How Is The Fund Managed?
 How Can You Invest In The Fund?
When Is Your Purchase Effective?
 WHEN DOES YOUR PURCHASE BEGIN EARNING DIVIDENDS?
How Can Shares Be Redeemed?
 HOW DOES THE FUND'S Exchange Privilege WORK?
 HOW DOES THE FUND PAY Dividends?
What Is The Federal Tax Status Of Dividends YOU RECEIVE?
 HOW Does The Fund PAY Distribution Expenses?
 WHO ARE THE FUND'S ACCOUNTING AGENT AND CUSTODIAN
 WHAT SERVICES DOES THE FUND PROVIDE?
GENERAL INFORMATION ABOUT STATE BOND CASH MANAGEMENT FUND
YIELD

              SHAREHOLDER TRANSACTION AND OPERATING EXPENSE TABLE

                        SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Load Imposed on PURCHASE (as a percentage of offer price).. 0.00%

                         ANNUAL FUND OPERATING EXPENSES
                 (As a percentage of average daily net assets)

Management Fee (After Expense Reimbursement) ............................. .08%
 12b-1 Fee (After Expense Reimbursement) ................................. .04%
Other Expenses (After Expense Reimbursement) ............................. .68%

  Total Fund Operating Expenses (After Expense Reimbursements) ........... .80%

A FEE WILL BE CHARGED UPON ANY REDEMPTION BY WIRE TRANSFER. SEE "HOW CAN SHARES BE REDEEMED?"


EXAMPLE:                                    1 Year  3 Years  5 Years  10 Years
                                            ------  -------  -------  --------

You would pay the following aggregate
expenses on a $1,000 investment, assuming:
(1) 5% annual return and (2) redemption at
the end of each time period: ...............  $8      $26      $44      $99


Note: This Example is not a representation of past or future expenses and actual expenses may be MORE or LESS than those shown above.

The purpose of the above table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. The expense information in the above table is based upon expenses incurred by the Fund during its fiscal year ended July 31, 1995. The above operating expenses are net of EXPENSE reimbursements. Without such reimbursements, the management fee would have been .40%, the 12b-1 fee would have been .20%, and the other expenses would have been 3.23%. FOR MORE INFORMATION CONCERNING FEES AND EXPENSES, SEE "How Is The Fund Managed?" and "Does The Fund Bear Distribution Expenses?"

                             FINANCIAL HIGHLIGHTS

THE INFORMATION PRESENTED BELOW FOR THE FISCAL YEAR ENDED JULY 31, 1995 HAS BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS FOR THE FUND, AND THE FINANCIAL STATEMENTS OF THE FUND, ALONG WITH THE REPORT OF ERNST & YOUNG LLP THEREON, ARE SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION. THE INFORMATION PRESENTED BELOW FOR EACH FISCAL YEAR IN THE FOUR-YEAR PERIOD ENDED JULY 31, 1994 HAS BEEN AUDITED BY DELOITTE & TOUCHE LLP, THE PREVIOUS AUDITORS FOR THE FUND. FURTHER INFORMATION ABOUT THE FUND IS CONTAINED IN THE FUND'S MOST RECENT ANNUAL REPORT TO SHAREHOLDERS WHICH MAY BE OBTAINED, WITHOUT CHARGE, BY CALLING OR WRITING THE FUND AT THE TELEPHONE NUMBER OR ADDRESS ON THE FRONT COVER OF THIS PROSPECTUS.



                PER SHARE INVESTMENT INCOME AND CAPITAL CHANGES
                 (For a share outstanding throughout the year)



YEAR ENDED JULY 31                       1995     1994      1993     1992     1991      1990     1989     1988     1987     1986
                                       ------   ------    ------   ------   ------   -------   ------   ------   ------   --------

Net asset value, beginning of YEAR     $ 1.00   $ 1.00    $ 1.00   $ 1.00   $ 1.00   $  1.00   $ 1.00   $ 1.00   $ 1.00   $   1.00
                                       ------   ------    ------   ------   ------   -------   ------   ------   ------   --------

Income from investment operations
  Net investment income.............      .04      .03       .02      .04      .06       .08      .08      .06      .05        .06
                                       ------    ------   ------   ------   -------   ------   ------     ------ -------- --------
     Total from investment
     operations.....................      .04      .03       .02      .04      .06       .08      .08      .06      .05        .06

Less distributions:
  FROM net investment income........     (.04)    (.03)     (.02)    (.04)    (.06)     (.08)    (.08)    (.06)    (.05)     (.06)
                                       ------   ------    ------   ------   ------   -------   ------   ------   ------   --------
     Total distributions............     (.04)    (.03)     (.02)    (.04)    (.06)     (.08)    (.08)    (.06)    (.05)     (.06)

  Net asset value, end of YEAR......   $ 1.00   $ 1.00    $ 1.00   $ 1.00   $ 1.00   $  1.00   $ 1.00   $ 1.00   $ 1.00   $   1.00

TOTAL RETURN........................     4.51%    2.54%     2.40%    3.74%    6.28%     7.82%    8.34%    6.20%    5.31%      6.53%

 RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of YEAR
   (IN THOUSANDS)...................   $2,718   $2,020    $3,657   $4,770   $9,378   $11,750   $8,742   $6,971   $4,704     $4,626

  Ratio of expenses to average
   net assets.......................      .80%     .80%      .80%     .90%    1.00%     1.00%    1.00%    1.00%    1.00%      1.00%

  Ratio of net income
   to average net assets............     4.49%    2.55%     2.38%    3.71%    6.19%     7.52%    8.10%    6.05%    5.17%      6.32%

    RATIO of expenses to average net
     assets BEFORE VOLUNTARY
     REIMBURSEMENTS.................     3.83%    3.38%     2.54%    1.99%    1.54%     1.52%    1.63%    1.58%    2.01%      2.35%

    RATIO OF NET INCOME TO AVERAGE
     NET ASSETS BEFORE VOLUNTARY
     REIMBURSEMENTS.................     1.46%    (.01%)     .64%    2.91%    5.64%     7.00%    7.47%    5.46%    4.10%      4.97%




        WHAT ARE THE FUND'S INVESTMENT OBJECTIVES, POLICIES AND RISKS?

          The Fund's investment objectives are high current income, preservation of capital, and liquidity. There can be no assurance that the Fund's investment objectives will be attained. The value of securities in the Fund's portfolio generally can be expected to vary inversely to changes in prevailing interest rates. THE FUND ATTEMPTS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, ALTHOUGH THERE IS NO ASSURANCE THAT IT WILL ALWAYS BE ABLE TO DO SO.

          The Fund invests in high quality money market instruments, including the following:

          U.S. Government Obligations: Obligations issued by or guaranteed as to principal and interest by the United States, its agencies or instrumentalities, including Treasury bills, notes, and bonds. U.S. Treasury obligations differ mainly in their maturities. Treasury bills have A maturity of one year or less, Treasury notes have maturities of one to ten years, and Treasury bonds generally have maturities greater than five years. Some obligations of U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of THE issuer to borrow from the Treasury. Securities of some U.S. Government instrumentalities are supported only by the credit of the issuer, to which the U.S. Government may not be legally obligated to provide financial support.

          Bank Obligations: Obligations, or instruments secured by such obligations, issued by U.S. domestic banks (including foreign branches), savings institutions, and foreign banks (including U.S. branches or agencies). These obligations include negotiable and non-negotiable certificates of deposit, bankers' acceptances, fixed time deposits, and letters of credit. Investments in such obligations will be limited to the obligations of (a) domestic banks and savings institutions having total assets over one billion dollars which are subject to regulatory supervision by the U.S. Government or state governments,
(b) domestic banks and savings institutions which are fully insured by the Federal Deposit Insurance Corporation, but only in an aggregate amount not to exceed 10% of the value of the Fund's total assets, and (c) the 50 largest foreign banks, in terms of assets, having branches or agencies in the United States. Fixed time deposits, unlike negotiable certificates of deposit, generally do not have a market and may be subject to penalties for early withdrawal of funds. However, it is the current policy of the Fund not to invest in fixed time deposits subject to withdrawal penalties, other than overnight deposits, if more than 10% of its assets would be invested in such deposits.

          Investments in foreign banks and foreign branches of United States banks involve certain risks. While domestic banks are required to maintain certain reserves and are subject to other regulations, those requirements and regulations may not apply to foreign branches. Investments in foreign banks and branches also may be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits, and the establishment of exchange controls or other restrictions. Also, accounting and reporting standards may be different for foreign banks.

          Commercial Paper: Short-term unsecured promissory notes with maturities not exceeding nine months. Investments in rated commercial paper will be limited to THOSE rated at the time of investment within the two highest grades by Standard & Poor's RATINGS GROUP ("S&P") or by Moody's INVESTORS SERVICE, Inc. ("MOODY'S") or such other rating organizations as may be approved by the Fund's Board of Directors. Investments in unrated commercial paper will be limited to THOSE issued or guaranteed as to payment of principal and interest by companies which have an existing debt security rated at the time of investment within the two highest grades by S&P or Moody's or such other rating organizations as may be approved by the Fund's Board of Directors.

          Corporate Debt Securities: Corporate debt securities (other than commercial paper). As is discussed BELOW, Rule 2a-7 imposes number of requirements upon investments in long-term securities.

          RULE 2A-7: THE FUND IS SUBJECT TO THE INVESTMENT RESTRICTIONS OF RULE 2A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940 IN ADDITION TO ITS OTHER POLICIES AND RESTRICTIONS DISCUSSED BELOW. RULE 2A-7 REQUIRES THAT THE FUND MAINTAIN AN AVERAGE WEIGHTED MATURITY OF NOT MORE THAN 90 DAYS AND INVEST EXCLUSIVELY IN SECURITIES THAT MATURE WITHIN 397 DAYS. RULE 2A-7 ALSO REQUIRES THAT ALL INVESTMENTS BY THE FUND BE LIMITED TO UNITED STATES DOLLAR-DENOMINATED INVESTMENTS THAT: (1) PRESENT "MINIMAL CREDIT RISKS," AND (2) ARE AT THE TIME OF ACQUISITION "ELIGIBLE SECURITIES." ELIGIBLE SECURITIES INCLUDE, AMONG OTHERS, SECURITIES THAT ARE RATED BY TWO NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSROS") IN ONE OF THE TWO HIGHEST CATEGORIES FOR SHORT-TERM DEBT OBLIGATIONS, SUCH AS A-1 OR A-2 BY S&P, OR P-1 OR P-2 OR MIG-1 OR MIG-2 BY MOODY'S. ELIGIBLE SECURITIES ALSO INCLUDE A LONG-TERM SECURITY IF ITS ISSUER HAS RECEIVED FROM TWO NRSROS A RATING, WITH RESPECT TO A CLASS OF SHORT-TERM DEBT OBLIGATIONS THAT CURRENTLY IS COMPARABLE IN PRIORITY AND SECURITY WITH THE LONG-TERM SECURITY, IN ONE OF THE TWO HIGHEST RATING CATEGORIES. IT IS THE RESPONSIBILITY OF THE MANAGER OF THE FUND (SEE "HOW IS THE FUND MANAGED?") TO DETERMINE THAT THE FUND'S INVESTMENTS PRESENT ONLY "MINIMAL CREDIT RISKS" AND ARE ELIGIBLE SECURITIES. THE BOARD OF DIRECTORS OF THE FUND HAS ESTABLISHED WRITTEN GUIDELINES AND PROCEDURES FOR THE MANAGER AND OVERSEES THE MANAGER'S DETERMINATION THAT THE FUND'S PORTFOLIO SECURITIES PRESENT ONLY "MINIMAL CREDIT RISK" AND ARE ELIGIBLE SECURITIES.

          UNDER RULE 2A-7, 95% OF THE ASSETS OF THE FUND MUST BE INVESTED IN ELIGIBLE SECURITIES THAT ARE DEEMED FIRST TIER SECURITIES, WHICH INCLUDE, AMONG OTHERS, SECURITIES RATED BY TWO NRSROS IN THE HIGHEST CATEGORY (SUCH AS A-1 AND P-1). RULE 2A-7 ALSO REQUIRES THAT: (1) THE FUND MAY NOT (WITH CERTAIN EXCEPTIONS) INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN SECURITIES OF A SINGLE ISSUER; AND (2) THE FUND'S INVESTMENT IN SECOND TIER SECURITIES OF A SINGLE ISSUER MAY NOT EXCEED THE GREATER OF 1% OF THE FUND'S TOTAL ASSETS OR $1,000,000. REPURCHASE AGREEMENTS CAN BE ENTERED INTO ONLY WITH REGARD TO GOVERNMENT SECURITIES OR SECURITIES THAT ARE RATED IN THE HIGHEST RATING CATEGORY BY TWO NRSROS.

          The Fund may engage in the following investment activities:

          Repurchase Agreements: The Fund may enter into repurchase agreements WITH BROKER-DEALERS AND COMMERCIAL BANKS. A REPURCHASE AGREEMENT IS AN AGREEMENT under which the Fund WILL ACQUIRE a money market instrument, qualified for purchase by the Fund, subject to resale TO THE SELLER at an agreed upon price and date. Such resale price reflects an agreed upon RETURN for the period of time the instrument is held by the Fund and is unrelated to the COUPON (STATED INTEREST RATE PAID BY THE ISSUER) ON THE INSTRUMENT. Repurchase agreements usually are for one week or less, but may be for longer periods.
THE FUND will not invest more than 10% of its net assets in repurchase agreements of more than one week's duration. REPURCHASE AGREEMENTS WILL BE FULLY COLLATERALIZED. IF, HOWEVER, THE SELLER DEFAULTS ON ITS OBLIGATION TO REPURCHASE THE UNDERLYING SECURITY, THE FUND MAY EXPERIENCE DELAY OR DIFFICULTY IN EXERCISING ITS RIGHTS TO REALIZE UPON THE SECURITY AND MIGHT INCUR A LOSS IF THE VALUE OF THE SECURITY HAS DECLINED. THE FUND MIGHT ALSO INCUR DISPOSITION COSTS IN LIQUIDATING THE SECURITY. The Fund does not currently invest in repurchase agreements and it has NO current intention of entering into such agreements.

          Lending of Portfolio Securities: The Fund may lend portfolio securities to brokers, dealers, and financial INSTITUTIONS provided that cash or equivalent COLLATERAL (fixed-income securities for which there is an established market) equal to at least 100% of the market value of the securities loaned is maintained by the borrower with the Fund. Lending of portfolio securities involves certain risks. As with other extensions of credit, there are risks of delay in recovery of loaned securities, or even loss of rights in collateral pledged by the borrower, should the borrower fail financially. The Fund also may EXPERIENCE a loss if upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of the loaned securities. During the time securities ARE on loan, the borrower will pay the Fund any income accruing thereon and the Fund may invest the cash collateral and earn additional income or may receive an agreed upon fee FROM the borrower who has delivered equivalent collateral. To the extent that the Fund invests cash collateral, the Fund may incur additional risk associated with the change in value of the invested collateral during the term of the loan. The Fund will not lend more than 25% of the value of its total assets, and it is not intended that payments received on account of interest paid on securities loaned will exceed 10% of the annual gross income of the Fund without offset for realized short-term capital losses, if any.

          Securities Trading: The Fund may trade investments to take advantage of short-term market movements. This may result in high portfolio turnover. The Fund does not anticipate incurring significant brokerage or transaction expenses since portfolio transactions ordinarily will be made directly with the issuer, a money market dealer or other DEALERS or other financial institutions on a net price basis.

          Investment Restrictions: In addition to the policies and limitations set forth above, the Fund is subject to certain other investment policies and limitations set forth more fully in the Statement of Additional Information. AS A MATTER OF FUNDAMENTAL POLICY, THE FUND MAY NOT: (1) BORROW money, except for temporary purposes and in an AGGREGATE amount not in excess of 10% OF THE VALUE of the total assets of the Fund, PROVIDED THAT BORROWINGS in excess of 5% of SUCH VALUE are permitted from banks ONLY; (2) INVEST more than 25% of its assets in securities of issuers in any one industry (provided that the Fund can concentrate its investments in money market instruments issued by the U.S. GOVERNMENT or its agencies or domestic banks); (3) MORTGAGE OR PLEDGE assets, except that up to 10% of the Fund's assets can be used to secure BORROWINGS; (4) INVEST more than 5% of its assets in any one issuer other than the U.S. Government or its agencies; or (5) INVEST more than 5% of its assets in the securities of issuers in operation less than three continuous years.

           EXCEPT AS SPECIFICALLY NOTED ABOVE, THE INVESTMENT POLICIES
DESCRIBED ABOVE are not fundamental and the Board of Directors may CHANGE such policies without the vote of a majority of its outstanding voting securities. THE Board would not change the Fund's investment objectives, NOR ANY OTHER FUNDAMENTAL POLICY, without such a vote. Under the Investment Company Act of 1940, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholder's meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

                            HOW IS THE FUND MANAGED?

          The Board of Directors provides broad supervision over the affairs of the Fund. Pursuant to an Investment Advisory and Management Agreement approved by the Board and the shareholders of the Fund, ARM CAPITAL ADVISORS, INC. (the "Manager") manages the investments of the Fund and administers its business and other affairs. The Manager's address is 200 PARK AVENUE, 20TH FLOOR, NEW YORK, NEW YORK 10166.

          THE MANAGER IS A WHOLLY-OWNED SUBSIDIARY OF ARM FINANCIAL GROUP,
INC. ("ARM"), A DELAWARE CORPORATION. ARM IS A FINANCIAL SERVICES COMPANY PROVIDING RETAIL AND INSTITUTIONAL PRODUCTS AND SERVICES TO THE LONG-TERM SAVINGS AND RETIREMENT MARKET. THE MORGAN STANLEY LEVERAGED EQUITY FUND II, L.P., MORGAN STANLEY CAPITAL PARTNERS III, L.P., MORGAN STANLEY CAPITAL INVESTORS, L.P. AND MSCP III 892 INVESTORS, L.P., INVESTMENT FUNDS SPONSORED BY MORGAN STANLEY GROUP, INC. ("MORGAN STANLEY"), OWN APPROXIMATELY 91% OF THE OUTSTANDING SHARES OF VOTING STOCK OF ARM. THE MANAGER CURRENTLY PROVIDES INVESTMENT MANAGEMENT SERVICES TO INSTITUTIONAL AND INDIVIDUAL CLIENTS, INCLUDING ARM AND ITS SUBSIDIARIES, WITH COMBINED ASSETS IN EXCESS OF $4.0 BILLION.

          THE MANAGER COMMENCED INVESTMENT ADVISORY OPERATIONS ON JANUARY 5, 1995, ON WHICH DATE IT ACQUIRED THE DOMESTIC FIXED INCOME UNIT OF KLEINWORT BENSON INVESTMENT MANAGEMENT AMERICAS INC. THE MANAGER HAS MANAGED THE FUND SINCE JUNE 14, 1995 AND SINCE THAT DATE HAS ALSO MANAGED THE OTHER MUTUAL FUNDS IN the State Bond Group OF MUTUAL FUNDS: STATE BOND MINNESOTA TAX-FREE INCOME FUND, State Bond Common Stock Fund, State Bond Diversified Fund, State Bond Tax Exempt Fund, AND State Bond U.S. Government and Agency Securities Fund.

          KEITH O. MARTENS, EXECUTIVE VICE PRESIDENT-INVESTMENTS OF THE MANAGER AND VICE PRESIDENT OF THE FUND, IS RESPONSIBLE FOR SELECTION OF INVESTMENTS AND MANAGEMENT OF THE FUND. MR. MARTENS IS ALSO THE PRINCIPAL MANAGER OF THE State Bond Minnesota Tax-Free Income Fund, STATE BOND COMMON STOCK FUND, STATE BOND DIVERSIFIED FUND, STATE BOND TAX EXEMPT FUND AND STATE BOND U.S. GOVERNMENT AND AGENCY SECURITIES FUND.

          The Fund pays the MANAGER a management fee for its services, calculated daily and payable monthly, equal to .6 of 1% of the AVERAGE daily net assets of the Fund UP TO AND INCLUDING $550 MILLION, .55 OF 1% OF THE NEXT $250 MILLION, .5 OF 1% OF THE NEXT $250 MILLION AND .45 OF 1% OF SUCH assets in excess of $1 BILLION. A PORTION OF THIS FEE IS PAID TO SBM FINANCIAL SERVICES, INC. (THE "DISTRIBUTOR") IN CONNECTION WITH THE FUND'S PLAN OF DISTRIBUTION (THE "PLAN")(SEE "WHAT ABOUT THE FUND'S PLAN OF DISTRIBUTION"). The Fund pays all its expenses other than those assumed by the Manager. For its fiscal year ended July 31, 1995, total expenses of the Fund, after expense reimbursements, amounted to .80% of its average daily net assets.

                        HOW CAN YOU INVEST IN THE FUND?

          SBM Financial Services, Inc. (the "Distributor"), a subsidiary of ARM, acts as distributor of the Fund's shares, which are offered on a continuous basis. Its address is 100 North Minnesota Street, P.O. Box 69, New Ulm, Minnesota 56073-0069.

          THE MINIMUM INITIAL INVESTMENT IN THE FUND IS $1,000 AND SUBSEQUENT INVESTMENTS MUST BE IN AN AMOUNT OF AT LEAST $100 UNLESS THE SUBSEQUENT INVESTMENT IS MADE BY MEANS OF THE AUTOMATIC INVESTMENT PLAN, IN WHICH CASE THE SUBSEQUENT MINIMUM IS $50. THE MINIMUMS FOR IRA, KEOGH, AND OTHER TAX-DEFERRED PENSION PLANS ARE $250 FOR INITIAL INVESTMENT AND $50 FOR SUBSEQUENT INVESTMENTS.

          THE PURCHASE PRICE FOR SHARES OF THE FUND IS THEIR NET ASSET VALUE NEXT DETERMINED AFTER THE RECEIPT OF A PURCHASE ORDER IN PROPER FORM.

          THE NET ASSET VALUE PER SHARE OF THE FUND IS DETERMINED AS OF 3:00 P.M. CENTRAL TIME ON DAYS IN WHICH THE FUND IS OPEN FOR BUSINESS. NET ASSET VALUE IS COMPUTED BY DIVIDING THE VALUE OF THE TOTAL ASSETS OF THE FUND, LESS LIABILITIES, BY THE NUMBER OF SHARES OUTSTANDING. THE FUND'S ASSETS ARE VALUED ON THE BASIS OF AMORTIZED COST, WHICH INVOLVES INITIALLY VALUING A PORTFOLIO INSTRUMENT AT ITS COST AND THEREAFTER ASSUMING A CONSTANT AMORTIZATION TO MATURITY OF ANY DISCOUNT OR PREMIUM REGARDLESS OF THE IMPACT OF FLUCTUATING INTEREST RATES ON THE MARKET VALUE OF THE INSTRUMENT. THE FUND FOLLOWS CERTAIN INVESTMENT POLICIES IN ORDER TO SEEK TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, ALTHOUGH THERE IS NO ASSURANCE THAT THOSE POLICIES WILL ALWAYS ACHIEVE SUCH A RESULT. SEE "WHAT ARE THE FUND'S INVESTMENT OBJECTIVES, POLICIES AND RISKS?"

          THE FUND RESERVES THE RIGHT TO REJECT ANY ORDER FOR THE PURCHASE OF ITS SHARES. IN ADDITION, THE OFFERING OF FUND SHARES MAY BE SUSPENDED BY THE FUND AT ANY TIME AND RESUMED AT ANY TIME THEREAFTER.

          INVESTMENTS IN THE FUND MAY BE MADE IN ANY OF THE FOLLOWING WAYS:

          BY MAIL: CHECKS OR NEGOTIABLE BANK DRAFTS PAYABLE TO STATE BOND CASH MANAGEMENT FUND SHOULD BE MAILED WITH THE ACCOUNT APPLICATION TO SBM FINANCIAL SERVICES, INC., 100 NORTH MINNESOTA STREET, P.O. BOX 69, NEW ULM, MINNESOTA 56073-0069.

          By Wire Transfer: Call the Fund's SHAREHOLDER SERVICING AGENT at (800) 328-4735 to advise of your investments and, for your initial investment, to obtain an account number. If you do not have an account number prior to the wire transfer, you wire will be returned to your bank. YOU SHOULD THEN INSTRUCT a commercial bank to wire your money to "Credit account of State Bank & Trust Company of New Ulm at the Federal Reserve Bank of Minneapolis - Account #091901202, for further credit to Account #780, for benefit of Account Number (your Fund account #) of (your name)." Be sure to include your Fund account number and your name. If the wire transfer is for an initial investment, promptly send a completed ACCOUNT APPLICATION TO SBM FINANCIAL SERVICES, INC., 100 North Minnesota Street, P.O. Box 69, New Ulm, Minnesota 56073-0069.

           Through SBM Financial Services, Inc. or YOUR BROKER: You may invest in the Fund by purchasing shares through a representative of SBM Financial Services, Inc., the Fund's Distributor, or from certain registered securities broker-dealers. Broker-dealers who process orders on behalf of their customers may charge a fee for their services. THE BROKER IS RESPONSIBLE FOR TRANSMITTING THE PURCHASE ORDER TO THE DISTRIBUTOR. Investments made directly or through the Distributor, without the assistance of a broker-dealer, are without charge.

           Automatic Investment Plan: THE FUND OFFERS AN AUTOMATIC INVESTMENT PLAN FOR EXISTING SHAREHOLDERS. ONCE YOU HAVE ESTABLISHED YOUR ACCOUNT you may automatically make additional investments ($50 minimum) by authorizing monthly withdrawals directly from your personal bank checking account. You pay no charge TO THE FUND for this service, which you may terminate at any time by calling the Fund's SHAREHOLDER SERVICING Agent at (800) 328-4735. For more information about the Automatic Investment Plan, request the appropriate forms from the Fund by calling (800) 328-4735 or a representative of the Distributor.

           DO SHARES OF THE FUND COUNT TOWARD THE RIGHT OF ACCUMULATION FOR PURCHASES OF SHARES OF THE OTHER STATE BOND FUNDS? BECAUSE SHARES OF THE FUND ARE OFFERED TO INVESTORS WITH NO SALES CHARGE,

ONLY THOSE SHARES OF THE FUND OBTAINED AS A RESULT OF AN EXCHANGE FROM ANOTHER MUTUAL FUND IN THE STATE BOND GROUP IN WHICH SALES CHARGES ARE PAID WILL BE INCLUDED FOR PURPOSES OF DETERMINING ELIGIBILITY FOR RIGHTS OF ACCUMULATION. TO RECEIVE ANY REDUCED SALES CHARGE UNDER THE RIGHT OF ACCUMULATION, THE SHAREHOLDER OR HIS OR HER DEALER MUST NOTIFY THE DISTRIBUTOR AT THE TIME OF INVESTMENT OF THE SHAREHOLDER'S ELIGIBILITY FOR THE REDUCED SALES CHARGE.

               WHEN DOES YOUR PURCHASE BEGIN EARNING DIVIDENDS?

          YOUR PURCHASE OF FUND SHARES WILL BEGIN TO EARN DIVIDENDS ON THE DAY THAT YOUR ORDER IS CONSIDERED EFFECTIVE. Many of the types of instruments in which the Fund invests must be paid for in immediately available money, called "federal funds." Therefore, YOUR payments for the purchase of shares must be converted into federal funds before your purchase is considered effective.

          Payments transmitted by check or draft DRAWN ON A MEMBER BANK OF THE FEDERAL RESERVE SYSTEM WILL NORMALLY BE EFFECTIVE, AND SHARES WILL BE CREDITED TO YOUR ACCOUNT, within two business days after receipt by THE SHAREHOLDER SERVICING AGENT. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be converted. All checks are accepted subject to collection at full face value in United States funds and must be drawn in U.S. dollars on a domestic bank.

          Payments transmitted by wire and received and reported to the Fund BY THE SHAREHOLDER SERVICING AGENT prior to 3:00 p.m. Central TIME on any day which is a business day of the Fund are normally effective on the same day as received. Wire payments received or reported by THE SHAREHOLDER SERVICING AGENT to the Fund after that time, or on a day which is not a business day of the Fund, will be effective depending upon the time and method payments are transmitted to the Fund and available in federal funds.

                          HOW CAN SHARES BE REDEEMED?

          You may convert all or any part of your investment into cash at any time by redeeming shares. ALL REDEMPTIONS WILL BE MADE AT THE NET ASSET VALUE PER SHARE NEXT DETERMINED AFTER RECEIPT OF A REDEMPTION REQUEST IN PROPER FORM (OR AS NEXT DETERMINED ON THE NEXT BUSINESS DAY OF THE FUND IF THE REQUEST IS MADE BY TELEPHONE AND RECEIVED AFTER 3:00 P.M. CENTRAL TIME), INCLUDING ALL STOCK CERTIFICATES, SIGNATURE GUARANTEES AND OTHER DOCUMENTATION THAT MAY BE REQUIRED BY THE SHAREHOLDER SERVICING AGENT. SHARES purchased by uncertified check may not be redeemed for up to 15 days of receipt of the check in order to allow time for THE CHECK TO CLEAR. YOU WILL NOT RECEIVE DIVIDENDS ON SHARES WHICH ARE REDEEMED FROM YOUR ACCOUNT FOR THE DAY THAT THE REDEMPTION IS EFFECTED.

          YOUR ACCOUNT WILL REMAIN OPEN, EVEN AFTER ALL SHARES ARE REDEEMED, FOR THE REMAINDER OF THE YEAR IN WHICH THE REDEMPTION IS MADE AND FOR THE FOLLOWING YEAR. THIS PERMITS YOU TO RESUME INVESTMENTS IN THE FUND, CONVENIENTLY AND AT ANY TIME, DURING THAT PERIOD, PROVIDED THAT THE INFORMATION ON YOUR ORIGINAL ACCOUNT APPLICATION REMAINS ACCURATE.

          BECAUSE OF THE RELATIVELY HIGH COST OF HANDLING SMALL ACCOUNTS, THE FUND RESERVES THE RIGHT TO REDEEM, UPON NOT LESS THAN 30 DAYS' WRITTEN NOTICE, THE SHARES IN AN ACCOUNT WHICH HAS A VALUE OF LESS THAN $500. YOU WILL BE ALLOWED TO MAKE ADDITIONAL INVESTMENTS PRIOR TO THE DATE FIXED FOR SUCH A REDEMPTION TO AVOID LIQUIDATION OF YOUR ACCOUNT.

          YOU MAY USE ANY of the following methods to redeem shares:

          Regular Redemption by Mail: You may REDEEM YOUR SHARES WITHOUT
CHARGE AT ANY TIME by sending a letter, signed by all of the registered owners of the account and identifying your account number, to the SHAREHOLDER
SERVICING AGENT AT 100 North Minnesota Street, P.O. Box 69, New Ulm, Minnesota 56073-0069. FOR SHARE REDEMPTIONS valued at $20,000 or more, or when the proceeds of the redemption are to be paid to someone other than you, your signature must be guaranteed by a national securities exchange, a member firm of a principal stock exchange, a registered securities association, a clearing agency, a savings association, a credit union, a broker, a dealer, a municipal broker or dealer, a government securities broker or dealer, or a representative of the Distributor. THE DISTRIBUTOR may request further documentation from corporations, executors, partnerships, administrators, trustees or custodians.

          A check for the proceeds of regular redemptions ORDINARILY will be mailed within seven calendar days AFTER A REDEMPTION REQUEST IS RECEIVED IN PROPER FORM. HOWEVER, WHERE SHARES PURCHASED BY MEANS OF AN UNCERTIFIED CHECK ARE REDEEMED BEFORE THE FIFTEENTH DAY AFTER PURCHASE, PROCEEDS WILL NOT BE MAILED UNTIL FIFTEEN DAYS AFTER PURCHASE IN ORDER TO ALLOW THE UNCERTIFIED CHECK TO CLEAR. PROCEEDS WILL BE SENT to your address of record or, in accordance with your request, to some other person (if the request is in writing with your signature guaranteed).

          Quick Redemption by Wire Transfer: IF YOU HAVE ELECTED THE QUICK REDEMPTION SERVICE, YOU MAY REQUEST THAT THE PROCEEDS OF A REDEMPTION OF SHARES HAVING A VALUE OF $5,000 OR MORE BE wired to your account at a commercial bank in the United States WHICH IS A MEMBER OF THE FEDERAL RESERVE SYSTEM. THIS SERVICE IS AVAILABLE ONLY if you have designated such a bank in your Investment Application and no certificates have been issued for the shares to be redeemed. REDEMPTION PROCEEDS OF LESS THAN $5,000 WILL NOT BE WIRED, BUT INSTEAD WILL BE MAILED TO THE SHAREHOLDER'S ADDRESS OF RECORD. A request for Quick Redemption may be made to THE SHAREHOLDER SERVICING AGENT by mail at 100 North Minnesota Street, P.O. Box 69, New Ulm, Minnesota 56073-0069 OR BY TELEPHONE at (800) 328-4735. EACH request must include your name and account number. THERE IS CURRENTLY A $10.00 CHARGE FOR EACH WIRE TRANSFER, WHICH IS DEDUCTED FROM THE REDEMPTION PROCEEDS. THE FEE IS WAIVED FOR BANKS FOR THEIR FIDUCIARY ACCOUNTS. THE FUND RESERVES THE RIGHT TO MODIFY THE QUICK REDEMPTION SERVICE AT ANY TIME.

          QUICK REDEMPTION REQUESTS RECEIVED BEFORE 3:00 P.M. CENTRAL TIME ON A BUSINESS DAY OF THE FUND WILL BE EFFECTED AT THE NET ASSET VALUE DETERMINED ON THAT DAY. QUICK REDEMPTION REQUESTS RECEIVED AFTER THE CLOSE OF THE NEW YORK STOCK EXCHANGE WILL BE EFFECTED AT THE NET ASSET VALUE DETERMINED ON THE NEXT BUSINESS DAY OF THE FUND. PROCEEDS SENT BY WIRE WILL BE TRANSMITTED ON THE NEXT BUSINESS DAY AFTER THE DAY THAT THE REDEMPTION IS EFFECTED. PROCEEDS SENT BY MAIL WILL BE TRANSMITTED WITHIN SEVEN DAYS OF RECEIPT OF YOUR REQUEST.

          IF YOUR BANK IS NOT A MEMBER OF THE FEDERAL RESERVE SYSTEM, QUICK REDEMPTION PROCEEDS MAY BE WIRED TO A MEMBER BANK WHICH HAS A CORRESPONDENT RELATIONSHIP WITH YOUR BANK, PROVIDED YOU DESIGNATE SUCH A CORRESPONDENT BANK IN THE INVESTMENT APPLICATION AND NOTE THAT YOUR BANK SHOULD BE IMMEDIATELY ADVISED OF THE WIRE TRANSFER. THE FAILURE OF A CORRESPONDENT BANK TO NOTIFY YOUR BANK OF THE WIRE TRANSFER IMMEDIATELY COULD DELAY THE CREDITING OF REDEMPTION PROCEEDS TO YOUR BANK.

          The Fund is not liable for any loss arising from telephone redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures used by the Fund will include requesting several items of personal identification information prior to acting upon telephone instructions and sending a written confirmation ON all such transactions.

          If you are already a Fund shareholder, YOU MAY elect the Quick Redemption service or change a designation of a bank account for the Quick Redemption service BY WRITING TO THE SHAREHOLDER SERVICING AGENT at 100 North Minnesota Street, P.O. Box 69, New Ulm, Minnesota 56073-0069. THE DESIGNATION MUST BE SIGNED BY ALL OF THE REGISTERED OWNERS OF THE FUND ACCOUNT, WITH SIGNATURE(S) GUARANTEED BY A NATIONAL SECURITIES EXCHANGE, A MEMBER FIRM OF A PRINCIPAL STOCK EXCHANGE, A REGISTERED SECURITIES ASSOCIATION, A CLEARING AGENCY, A BANK OR TRUST COMPANY, A SAVINGS ASSOCIATION, A CREDIT UNION, A BROKER, A DEALER, A MUNICIPAL SECURITIES BROKER OR DEALER, A GOVERNMENT SECURITIES BROKER OR DEALER, OR A REPRESENTATIVE OF THE DISTRIBUTOR.

          CHECK REDEMPTIONS: YOU MAY ELECT TO PARTICIPATE IN THE FUND'S FREE CHECK REDEMPTION SERVICE, WHICH PERMITS YOU TO WRITE checks payable to any person in amounts of $100 or more. YOU MAY ELECT THIS SERVICE ON THE ACCOUNT APPLICATION OR BY LATER WRITTEN REQUEST TO THE SHAREHOLDER SERVICING AGENT AT 100 NORTH MINNESOTA STREET, P.O. BOX 69, NEW ULM, MINNESOTA 56073-0069. THE SHAREHOLDER SERVICING AGENT WILL SUPPLY YOU WITH BLANK CHECKS WHICH CAN BE DRAWN ON YOUR ACCOUNT WITH THE FUND. THE CHECKS WILL BE PAID FROM THE REDEMPTION OF SHARES IN YOUR ACCOUNT. When honoring a check presented for payment, THE SHAREHOLDER SERVICING AGENT will cause the Fund to redeem exactly enough full and fractional shares in YOUR account to cover the amount of the check.
Shares for which certificates have been issued may not be redeemed by check. Check redemption is subject to BANK rules and regulations governing checking accounts. CHECKS FOR LESS THAN $100 WILL BE RETURNED AND A FEE MAY BE CHARGED. If there are insufficient shares in your account to cover a check written under this service, the check will be returned marked "insufficient funds" and a return fee MAY be charged. Checks should not be used to close a Fund account because when the check is written you will not know the exact total value of the account on the day the check clears. FUND DIVIDENDS AND DISTRIBUTIONS
CONTINUE TO BE EARNED UNTIL A CHECK CLEARS FOR PAYMENT. THE FUND RESERVES the right to terminate or modify the CHECK REDEMPTION service at any time UPON WRITTEN NOTICE TO THE FUND'S SHAREHOLDERS. CHECK REDEMPTION IS SUBJECT TO STATE BANK & TRUST COMPANY OF NEW ULM'S RULES AND REGULATIONS GOVERNING CHECKING ACCOUNTS.

                  HOW DOES THE FUND'S EXCHANGE PRIVILEGE WORK?

          SHARES OF THE FUND PURCHASED DIRECTLY (I.E., NOT THROUGH AN EXCHANGE FROM ANOTHER MUTUAL FUND IN THE STATE BOND GROUP) MAY BE EXCHANGED for shares in any other mutual FUND in the State Bond Group at THE NEXT DETERMINED PUBLIC OFFERING PRICE (I.E., NET ASSET VALUE PLUS THE APPLICABLE SALES CHARGE) FOR THAT FUND.

          If you have been a shareholder of one of the other funds in the State Bond Group for seven days or more, you may exchange any or all of your shares in THAT mutual fund for shares of the Fund. The value of the shares being exchanged must equal the minimum investment amounts provided for direct purchases of the Fund's shares. Shares of the Fund which you acquire through such an exchange which have been held in your account for seven calendar days or more may LATER be exchanged for shares of any of the other mutual funds in the State Bond Group AT THE FUND'S NEXT DETERMINED NET ASSET VALUE; HOWEVER, IF SUCH EXCHANGE IS FOR SHARES OF ANY FUND IN THE STATE BOND GROUP WHICH HAS A HIGHER SALES CHARGE THAN THE FUND YOU ORIGINALLY PURCHASED AND YOU HELD THE SHARES OF THE ORIGINAL FUND for less than six months, YOU MUST PAY the difference in the sales CHARGE APPLICABLE TO THE PURCHASE OF SHARES OF THE ORIGINAL FUND AND THE HIGHER SALES CHARGE APPLICABLE TO THE PURCHASE OF SHARES OF THE NEW FUND. IF you desire to exchange a portion of your shares of the Fund THAT ARE ATTRIBUTABLE TO EXCHANGES FROM DIFFERENT FUNDS, THOSE SHARES OF THE FUND that may be exchanged FOR SHARES OF THE NEW FUND AT NET ASSET VALUE without a sales charge will be exchanged first.

          EXCHANGES OF SHARES ARE SALES AND MAY RESULT IN A GAIN OR LOSS FOR FEDERAL INCOME TAX PURPOSES. BEFORE MAKING AN EXCHANGE, YOU SHOULD OBTAIN AND READ THE PROSPECTUS FOR THE FUND YOU ARE CONSIDERING. The Fund reserves the right to terminate or modify the terms of this exchange privilege UPON 60 DAYS' NOTICE TO SHAREHOLDERS. The exchange privilege is only available in states in which the shares OF THE FUND to be acquired ARE AVAILABLE FOR PURCHASE.

          Exchange requests may be made in writing, signed by all registered owners, to the SHAREHOLDER SERVICING AGENT at 100 North Minnesota Street, P.O. Box 69, New Ulm, Minnesota 56073-0069. SHARES MAY ALSO BE EXCHANGED BY TELEPHONE BY CALLING (800) 328-4735, PROVIDED YOU HAVE ON FILE an Agreement for Exchange of Shares by Telephone (INCLUDED ON THE ACCOUNT APPLICATION OR AVAILABLE FROM THE SHAREHOLDER SERVICING AGENT). SHARES HELD BY TRUSTEES OF RETIREMENT PLANS may not be exchanged by telephone. During times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. In order to implement an exchange, you will need to provide the name in which YOUR account is registered, your account number, such other personal identification information as the Fund may request, the dollar amount or share amount you wish to exchange, the name of the fund into which you wish to exchange and, if you already have an account with the fund into which you wish to exchange, the account registration and account number of such account.

            THE FUND IS NOT LIABLE FOR ANY LOSS ARISING FROM TELEPHONE EXCHANGES THAT THE FUND REASONABLY BELIEVES TO BE GENUINE. THE FUND WILL EMPLOY REASONABLE PROCEDURES TO CONFIRM THAT INSTRUCTIONS COMMUNICATED BY TELEPHONE ARE GENUINE; IF IT DOES NOT, IT MAY BE LIABLE FOR ANY LOSSES DUE TO UNAUTHORIZED OR FRAUDULENT INSTRUCTIONS. THE PROCEDURES USED BY THE FUND WILL INCLUDE REQUESTING SEVERAL ITEMS OF PERSONAL IDENTIFICATION INFORMATION PRIOR TO ACTING UPON TELEPHONE INSTRUCTIONS AND SENDING A WRITTEN CONFIRMATION ON ALL SUCH TRANSACTIONS.

                         HOW DOES THE FUND PAY DIVIDENDS?

          The Fund declares DAILY DIVIDENDS ON ALL OUTSTANDING SHARES (DIVIDENDS ARE DECLARED ON THE DAY A PURCHASE IS EFFECTIVE BUT ARE NOT DECLARED ON REDEEMED SHARES FOR THE DAY OF REDEMPTION). DIVIDENDS ARE PAID MONTHLY. A SHAREHOLDER WHO REDEEMS ALL OF HIS OR HER FUND SHARES RECEIVES WITH THE REDEMPTION PROCEEDS (OTHER THAN REDEMPTIONS BY CHECK) THE AMOUNT OF ALL DIVIDENDS DECLARED FOR THE MONTH UP TO AND INCLUDING THE DATE OF REDEMPTION OF SHARES. DIVIDENDS IN RESPECT OF ALL OTHER REDEMPTIONS ARE PAID ON THE REGULAR DIVIDEND PAYMENT DATE.

          DIVIDENDS ARE invested in additional shares OF THE FUND at net asset value, or, at the shareholder's election, paid in cash. SHARES received from the investment of dividends are credited to the shareholder's account.

          Distribution from taxable net REALIZED INVESTMENT GAINS, if any, will GENERALLY be declared at least once each year, IN SHARES OF THE FUND, OR IN CASH IF SO ELECTED BY THE SHAREHOLDER.

           WHAT IS THE FEDERAL TAX STATUS OF DIVIDENDS YOU RECEIVE?

          Dividends paid from net investment income and any distributions from net REALIZED short-term investment gain, if any, are taxed to shareholders as ordinary income, whether received in cash or REINVESTED in additional shares. Any distributions of net REALIZED long-term capital gains will be taxed as such, regardless of how long you have held your shares.

          Shareholders are sent a QUARTERLY STATEMENT OF ACCOUNT reflecting all transactions DURING THE PERIOD, including dividends and gain distributions. Also, AT YEAR-END, all shareholders are sent a STATEMENT OF ACCOUNT AND information on the aggregate amount and tax status of dividends and gain distributions paid during the calendar year.



                 HOW DOES THE FUND PAY DISTRIBUTION EXPENSES?

          The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the ACT. Under the terms of the Plan and the Investment Advisory and Management Agreement (THE "Agreement"), a portion of the management fee paid to THE MANAGER IS PAID TO THE DISTRIBUTOR. Under the Plan and THE Agreement, the Fund pays the Distributor, indirectly through the Manager, a monthly fee equivalent on an annual basis to .2 of 1% of the average daily net assets of the Fund. The fee may be used by the Distributor to (i) provide initial and ongoing sales compensation to its investment executives and to other broker-dealers in connection with the sale of Fund shares and to pay for other advertising and promotional expenses in connection with the sale of Fund shares ("distribution expenses"), and (ii) to provide compensation TO ENTITIES ("SERVICE ENTITIES") in connection with the provision of certain personal and account maintenance services to Fund shareholders including, but not limited to, responding to shareholder inquiries and providing information on their investments ("shareholder servicing expenses").

          In the future SERVICE ENTITIES may include banks and other depository institutions which, under the Glass Steagall Act and other applicable laws and regulations, are prohibited from engaging in the business of underwriting, selling or distributing certain types of securities. Such institutions will only be allowed to provide such assistance if the scope of the assistance is such that, in the opinion of the Manager, it does not fall within the aforementioned prohibition.

          WHO ARE THE FUND'S FUND ACCOUNTING AGENT AND ITS CUSTODIAN?

          INVESTORS FIDUCIARY TRUST COMPANY SERVES AS THE FUND'S FUND ACCOUNTING AGENT, AND IN THAT CAPACITY, MAINTAINS CERTAIN BOOKS AND RECORDS PURSUANT TO AN AGREEMENT WITH THE FUND. ITS ADDRESS IS 127 WEST 10TH STREET, KANSAS CITY, MISSOURI 64105.

          FIRST BANK NATIONAL ASSOCIATION, MINNEAPOLIS, MINNESOTA 55440, SERVES AS CUSTODIAN FOR THE FUND'S PORTFOLIO SECURITIES AND CASH, AND IN THAT CAPACITY, MAINTAINS CERTAIN FINANCIAL AND ACCOUNTING BOOKS AND RECORDS PURSUANT TO AN AGREEMENT WITH THE FUND.

                     WHAT SERVICES DOES THE FUND PROVIDE?

INFORMATION ABOUT VARIOUS SHAREHOLDER SERVICES IS INCLUDED ABOVE UNDER "HOW CAN SHARES BE REDEEMED?" IN ADDITION, THE FUND ALSO PROVIDES THE FOLLOWING SERVICES:

What About Shareholder Information?

          For GENERAL information about the Fund, call or write SBM Financial Services, INC., 100 NORTH MINNESOTA STREET, P.O. BOX 69, NEW ULM, MINNESOTA 56073-0069. ITS TELEPHONE NUMBER IS (800) 328-4735. FOR INFORMATION ABOUT YOUR ACCOUNT, CALL OR WRITE THE SHAREHOLDER SERVICING AGENT AT 100 NORTH MINNESOTA STREET, P.O. BOX 69, NEW ULM, MINNESOTA 56073-0069, TELEPHONE NUMBER 800-328-4735.

  WHAT REPORTS WILL YOU RECEIVE FROM THE FUND?

          AS A SHAREHOLDER, YOU WILL RECEIVE THE FUND'S ANNUAL AND semi-annual reports. You WILL ALSO RECEIVE STATEMENTS CONFIRMING EACH TRANSACTION IN YOUR ACCOUNT AS WELL AS QUARTERLY STATEMENTS CONFIRMING DIVIDENDS PAID BY THE FUND, ALL TRANSACTIONS IN YOUR ACCOUNT FOR THE QUARTER and the current balance of shares you own.

  ARE CERTIFICATES ISSUED FOR SHARES?

          ALL SHARES WILL BE ISSUED AS BOOK CREDITS BY THE SHAREHOLDER SERVICING AGENT. CERTIFICATES WILL NOT BE ISSUED.

  OTHER SERVICES

          THE Automatic Investment Plan enables you to authorize withdrawals FROM YOU BANK checking account at regular intervals for fixed amounts to purchase SHARES. SEE "HOW CAN YOU INVEST IN THE FUND?"

          PAYMENTS AT REGULAR INTERVALS can be made to you FROM YOUR FUND account under the Automatic Cash Withdrawal Plan if you OWN or purchase shares HELD AS BOOK CREDITS worth $5,000 or more.

          Further information on these services AND OTHERS is available by contacting THE DISTRIBUTOR.

What About Tax-Deferred Retirement Plans?

          Shares of the Fund may be purchased by all types of tax-deferred retirement plans. By contacting your investment dealer or the Distributor, you may obtain plans, plan forms, and custody agreements for: Individual Retirement Accounts (IRAs) for persons who are employed and wish to make limited tax-deductible contributions to a tax-deferred account for retirement; 403(b)(7) Custodial accounts;

Simplified Employee Pension Plans (SEPs); Keogh Plans for self-employed individuals; AND Corporate Pension and Profit Sharing Plans.

           GENERAL INFORMATION ABOUT STATE BOND CASH MANAGEMENT FUND

          STATE BOND CASH MANAGEMENT FUND IS AN INVESTMENT PORTFOLIO OF STATE BOND MONEY FUNDS, INC., A DIVERSIFIED, OPEN-END INVESTMENT COMPANY, OR MUTUAL FUND, INCORPORATED IN MARYLAND ON OCTOBER 26, 1981. THE FUND HAS ONE CLASS OF CAPITAL STOCK, $.00001 PAR VALUE. EACH OUTSTANDING SHARE HAS ONE VOTE AN EQUAL RIGHT TO DIVIDENDS AND DISTRIBUTIONS OF ITS PORTFOLIO. ALL SHARES HAVE NON-CUMULATIVE VOTING RIGHTS FOR THE ELECTION OF DIRECTORS. EACH SHARE IS FULLY PAID AND NON-ASSESSABLE, AND EACH IS FREELY TRANSFERABLE.

          SHARES OF THE FUND OFFER INDIVIDUALS, FIDUCIARIES, CORPORATIONS, AND INSTITUTIONS A LIQUID INVESTMENT IN PROFESSIONALLY-MANAGED PORTFOLIOS INVESTED IN MONEY MARKET INSTRUMENTS. BY COMBINING THE ASSETS OF SHAREHOLDERS, THE FUND SEEKS THE HIGHER YIELDS OFFERED BY MONEY MARKET INSTRUMENTS OF LARGER DENOMINATIONS WHICH ARE NOT AVAILABLE TO SMALLER INVESTORS. MOREOVER, SHAREHOLDERS OF THE FUND ARE RELIEVED OF THE DETAILED BOOKKEEPING AND OPERATING PROCEDURES NORMALLY ASSOCIATED WITH INVESTMENTS IN MONEY MARKET INSTRUMENTS, SUCH AS SCHEDULING MATURITIES, SURVEYING MARKETS TO OBTAIN FAVORABLE YIELDS, EVALUATING CREDIT RISKS AND SAFEGUARDING THE RECEIPT, CUSTODY, AND DELIVERY OF SECURITIES.

                                     YIELD

          THE FUND'S YIELD IS COMPUTED BY DETERMINING THE NET CHANGE EXCLUSIVE OF CAPITAL CHANGES IN THE VALUE OF A HYPOTHETICAL PRE-EXISTING ACCOUNT HAVING A BALANCE OF ONE SHARE AT THE BEGINNING OF A SEVEN-DAY CALENDAR PERIOD, DIVIDING THE NET CHANGE IN ACCOUNT VALUE BY THE VALUE OF THE ACCOUNT AT THE BEGINNING OF THE PERIOD, AND MULTIPLYING THE RETURN OVER THE SEVEN-DAY PERIOD BY 365/7. EFFECTIVE YIELD IS COMPUTED BY ANNUALIZING THE SEVEN-DAY RETURN WITH ALL DIVIDENDS REINVESTED IN ADDITIONAL FUND SHARES. THE STATEMENT OF ADDITIONAL INFORMATION DESCRIBES THE METHODS USED TO CALCULATE THE FUND'S CURRENT AND EFFECTIVE YIELDS IN MORE DETAIL.

          YIELDS MAY FLUCTUATE DAILY AND DO NOT PROVIDE A BASIS FOR DETERMINING FUTURE YIELDS. BECAUSE YIELDS FLUCTUATE, THEY CANNOT BE USED TO COMPARE THE YIELDS ON AN INVESTMENT IN FUND SHARES WITH YIELDS ON SAVINGS ACCOUNTS OR OTHER INVESTMENT ALTERNATIVES WHICH PROVIDE AN AGREED TO OR GUARANTEED FIXED YIELD FOR A STATED PERIOD OF TIME. HOWEVER, YIELD INFORMATION MAY BE USEFUL TO AN INVESTOR CONSIDERING TEMPORARY INVESTMENTS IN MONEY MARKET INSTRUMENTS. IN COMPARING THE YIELD OF ONE MONEY MARKET FUND TO ANOTHER, CONSIDERATION SHOULD BE GIVEN TO EACH FUND'S INVESTMENT POLICIES, INCLUDING THE VOTES AND QUALITY OF INVESTMENTS OWNED, LENGTHS OF MATURITIES OF THE PORTFOLIOS, AND WHETHER THERE ARE ANY SPECIAL CHARGES WHICH MAY REDUCE THE YIELD.

          NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS (AND/OR IN THE STATEMENT OF ADDITIONAL INFORMATION REFERRED TO ON THE COVER PAGE OF THIS PROSPECTUS), AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE MANAGER OR SBM FINANCIAL SERVICES, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION BY ANYONE IN A STATE OR JURISDICTION IN WHICH SUCH OFFER OR SOLICITATION IS NOT AUTHORIZED, OR IN WHICH THE PERSON MAKING SUCH OFFER OR SOLICITATION IS NOT QUALIFIED TO DO SO, OR TO ANY
PERSON

TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION. THE DELIVERY OF THIS PROSPECTUS AT ANY TIME SHALL NOT IMPLY THAT THERE HAS BEEN NO CHANGE IN THE AFFAIRS OF THE FUND SINCE THE DATE HEREOF.

                     THE STATE BOND GROUP OF MUTUAL FUNDS
                          GENERAL AUTHORIZATION FORM

TO OPEN A NEW ACCOUNT BY MAIL:

  1. Complete the General Authorization Form. Be sure to indicate the Fund in which your Account should be opened. Also indicate the services you will want to use. Special attention should be given to Section 11 of the Form. Be sure to sign the certification in Section 11.

  2. Send the completed Form and your check, payable to SBM Financial Services, Inc. to: SBM Financial Services, Inc. - 100 N. Minnesota St. - P.O. Box 69 New Ulm, MN 56073-0069 - (800) 328-4735

TO OPEN A NEW ACCOUNT BY BANK WIRE:

1.   Call the fund at 800-328-4735 to obtain an Account Number in advance.
2.   Instruct your bank to wire monies to:

  The account of State Bank & Trust Company of New Ulm at the Federal Reserve Bank of Minneapolis, Account #091901202

  For further credit to Account #780
  (Name of Fund)________________________________________________________
  (Your name as your account is registered)____________________________________
  (Your new Account Number)______________________________________________

3. Complete the Investment Application, indicating the services you will want to use. Special attention should be given to Section 3B of the Form, where you should indicate appropriate wire information. Mail the completed Form to:

SBM Financial Services, Inc. - 100 N. Minnesota Street - P.O. Box 69 - New Ulm, MN 56073-0069

PLEASE CHECK:
___ STATE BOND TAX EXEMPT FUND                    DATE_______________________
___ STATE BOND U.S. GOVERNMENT AND AGENCY SECURITIES FUND
___ STATE BOND CASH MANAGEMENT FUND
___ STATE BOND MINNESOTA TAX-FREE INCOME FUND

  THIS FORM MAY NOT BE USED TO ESTABLISH OR REVISE AN ACCOUNT OR SERVICE IN STATE BOND COMMON STOCK FUND OR STATE BOND DIVERSIFIED FUND. FORMS FOR THOSE FUNDS ARE INCLUDED IN THEIR PROSPECTUSES, COPIES OF WHICH MAY BE OBTAINED FROM SBM FINANCIAL SERVICES, INC., 100 N. MINNESOTA ST., P.O. BOX 69, NEW ULM, MN 56073-0069.
________________________________________________________________________________
I WISH TO ESTABLISH ___ OR REVISE ___ AN ACCOUNT (NO. _______________) ___ CHECK ENCLOSED FOR $___________ IN THE MUTUAL FUND CHECKED ABOVE IN ACCORDANCE WITH THESE INSTRUCTIONS, THE TERMS AND CONDITIONS OF THIS FORM AND THE CURRENT PROSPECTUS OF THE FUND, A COPY OF WHICH I HAVE RECEIVED.

-------------------------------------------------------------------------------
1.  REGISTRATION:                                                     AGE
-------------------------------------------------------------------------------
 PLEASE PRINT                                                         AGE
                   --------------------------------------------------
 NAME(S) IN
 WHICH SHARES      --------------------------------------------------
 ARE TO BE         STREET OR P.O. BOX
 REGISTERED        --------------------------------------------------
 WITH TRUST        CITY                     STATE         ZIP CODE
 NAME IF           --------------------------------------------------
 APPLICABLE        HOME PHONE               BUSINESS PHONE
                   --------------------------------------------------

 MAILING           BIRTH DATE
 ADDRESS:
-------------------------------------------------------------------------------

2.  LEGAL FORM OF OWNERSHIP (CHECK ONE)
     1.  ___ INDIVIDUAL OWNERSHIP
     2.  ___ JOINT TENANTS WITH RIGHT OF SURVIVORSHIP
     3.  ___ TENANTS IN COMMON
     4.  ___ CORPORATE OWNERSHIP
     5.  ___ PARTNERSHIP OWNERSHIP
     6.  ___ UNIFORM GIFTS/TRANSFERS TO MINORS ACT OF STATE OF_________________
     7.  ___ IRA/*/
     8.  ___ TAX-QUALIFIED RETIREMENT PLAN/*/
     9.  ___ TRUST (DATE TRUST ESTABLISHED_____________________________________)

/*/ ADDITIONAL DOCUMENTATION MAY BE REQUIRED.
OBJECTIVE                                        SUITABILITY INFORMATION
_______ CONSERVATION OF CAPITAL                  APPROX. INCOME $______________
_______ INCOME                                   APPROX. NET WORTH (EXCLUSIVE OF
_______ LONG TERM GROWTH                         PROPERTY, HOME FURNISHINGS AND
                                                 AUTOMOBILES) $________________
_______ SPECULATIVE CAPITAL GAINS                APPROX. TAX BRACKET__________%
_______ DEFERRAL OF TAXES


EMPLOYER_______________________________________________________________________
BUSINESS ADDRESS_______________________________________________________________
                _______________________________________________________________
OCCUPATION_____________________________________________________________________
IS CLIENT OF LEGAL AGE? ___ YES   ___ NO
IS CLIENT EMPLOYED BY OR REGISTERED WITH ANOTHER SECURITIES FIRM?  ___ NO
___ YES WITH___________________________________________________________________
PRIOR INVESTMENT EXPERIENCE ___________ YEARS
NOTE: IF CLIENT REFUSES TO PROVIDE INFORMATION HAVE CLIENT INITIAL HERE________

                                      (i)


----------------------------------------------------------------------------------
3.  INITIAL             A.  IF PURCHASE IS BY CHECK: ATTACH IT TO APPLICATION
    INVESTMENT          AND MAIL TO THE FUND.
                        ENCLOSED IS MY CHECK PAYABLE TO SBM FINANCIAL SERVICES,
                        INC. FOR $____________________.
                        ----------------------------------------------------------
                        B.  IF PURCHASE IS BY WIRE, INSTRUCT YOUR BANK TO FOLLOW
                        THE WIRE INSTRUCTIONS.
                        WIRE SENT IN THE AMOUNT OF $____________________
                        THROUGH________________________________________________
                                                   NAME OF BANK

                        -----------------------  ----------------  ------------
                          FUND ACCOUNT NUMBER      DATE OF WIRE       BRANCH
----------------------------------------------------------------------------------
4.  DIVIDENDS           I ELECT TO RECEIVE:
    AND GAIN            ___ 1.  DIVIDENDS IN SHARES, GAIN DISTRIBUTIONS IN SHARES.
    DISTRIBUTIONS       ___ 2.  DIVIDENDS IN CASH, GAIN DISTRIBUTIONS IN SHARES.
                        ___ 3.  DIVIDENDS IN CASH, GAIN DISTRIBUTIONS IN CASH.
                        NOTE: IF NO ELECTION IS MADE, OPTION NO. 1
                        AUTOMATICALLY WILL BE PUT INTO EFFECT.
                        DIVIDENDS AND GAIN DISTRIBUTIONS WILL BE INVESTED AT
                        NET ASSET VALUE.  THESE OPTIONS DO NOT APPLY FOR
                        AUTOMATIC CASH WITHDRAWAL SERVICE.

----------------------------------------------------------------------------------
5.  PRE-AUTHORIZED      ___ PLEASE ARRANGE WITH MY BANK TO DRAW PRE-AUTHORIZED
    PAYMENTS            PAYMENTS AND INVEST $_______ IN MY ACCOUNT
                        ___ MONTHLY     ___ TWICE A MONTH     ___ EVERY OTHER
                        MONTH     ___ QUARTERLY
                        ON THE:     ___ 1ST OF MONTH     ___ 16TH OF MONTH
                        I HAVE COMPLETED THE ATTACHED "BANK AUTHORIZATION TO
                        HONOR PRE-AUTHORIZED PAYMENTS."
                        (ALSO COMPLETE SECTION 4 ABOVE)
----------------------------------------------------------------------------------
6.  AUTOMATIC           ___ PLEASE SEND A CHECK FOR $____ BEGINNING ON THE 15TH
    CASH                DAY OF ________ 19__, AND THEREAFTER ON THE 15TH DAY OF
    WITHDRAWAL          EVERY:
                        ___ MONTH  ___3RD MONTH  ___ 6TH MONTH  ___ 12TH MONTH
                        MAKE PAYMENTS TO:
                          NAME ________________________________________________
                          ADDRESS _____________________________________________
                          CITY _________________ STATE ______________ ZIP ______
                        SHARES HAVING A CURRENT VALUE AT OFFERING PRICE OF
                        $5,000 OR MORE MUST BE HELD IN THE ACCOUNT AT
                        INITIATION OF SERVICE, AND ALL SHARES MUST BE IN "BOOK
                        CREDIT" FORM.
----------------------------------------------------------------------------------
7.  LETTER              I INTEND TO PURCHASE, ALTHOUGH I AM NOT OBLIGATED TO DO
    OF INTENT           SO, SHARES OF THE ABOVE-DESIGNATED FUND, AND ONE OR
                        MORE OF THE OTHER MUTUAL FUNDS IN THE STATE BOND GROUP
                        WHICH BEAR A SALES CHARGE AS WRITTEN IN BELOW, WITHIN
                        A 13-MONTH PERIOD WHICH, TOGETHER WITH THE PRESENT NET
                        TOTAL ASSET VALUE OF SHARES NOW OWNED, BY ME, WILL
                        AGGREGATE AT LEAST:
                             ___ $50,000      ___ $100,000       ___ $250,000
                             ___ $500,000     ___ $1,000,000     ___ $2,000,000
                        I AGREE TO THE ESCROW PROVISIONS CONTAINED IN THIS
                        APPLICATION.
                        ___ THIS LETTER OF INTENT MAY BE BACKDATED UP TO 90
                        DAYS TO INCLUDE SHARES PREVIOUSLY PURCHASED.  BACKDATE
                        TO ___________________________________________________
----------------------------------------------------------------------------------
8.  DIVIDEND            IF YOU WISH TO HAVE YOUR DIVIDEND PAYMENTS MADE TO
    DIRECTION           ANOTHER PARTY PLEASE COMPLETE THE FOLLOWING:
    OPTION              I HEREBY AUTHORIZE AND REQUEST THAT MY DIVIDEND PAYMENTS
                        BE MADE TO:
                          NAME ________________________________________________
                          ADDRESS _____________________________________________
                          CITY _________________ STATE ______________ ZIP ______
                        SIGNATURE INVESTOR _____________________________________
                        SIGNATURE CO-INVESTOR __________________________________
----------------------------------------------------------------------------------

                                       (ii)


---------------------------------------------------------------------------------
9.  CHECK               ALL REGISTERED OWNERS OF YOUR FUND ACCOUNT (AS LISTED IN
    REDEMPTION          SECTION 1) MUST SIGN BELOW.  I (WE) UNDERSTAND IF THIS
    SERVICE             CHECK REDEMPTION SERVICE IS ELECTED, THAT NO
                        CERTIFICATES FOR SHARES WILL BE ISSUED.  BY SIGNING THIS
                        SECTION, I (WE) AGREE TO ALL OF THE TERMS AND CONDITIONS
                        SET FORTH IN THE PROSPECTUS AND APPLICATION.

                        1. _______________________  2. _________________________
                        3. _______________________  4. _________________________
                        ___  CHECK HERE IF ONLY ONE SIGNATURE IS REQUIRED ON
                        CHECKS
                        ___ CHECK HERE IF A COMBINATION IS REQUIRED AND SPECIFY
                        NUMBER

                        ACCOUNTS IN THE NAMES OF CORPORATIONS, TRUSTS,
                        PARTNERSHIPS, ETC. MUST INDICATE THE LEGAL TITLES OF
                        ALL AUTHORIZED SIGNATORIES. SHAREHOLDERS ELECTING THIS
                        SERVICE ARE SUBJECT TO THE CONDITIONS CONTAINED IN THIS
                        APPLICATION.
---------------------------------------------------------------------------------
10.  QUICK              NO REDEMPTION OF SHARES PURCHASED BY CHECK WILL BE
     REDEMPTION         PERMITTED WITHIN 15 DAYS OF THE CREDIT OF THOSE SHARES
     SERVICE            TO YOUR ACCOUNT.

                        I HEREBY AUTHORIZE THE FUND TO HONOR TELEPHONE OR
                        WRITTEN INSTRUCTIONS RECEIVED FROM ME FOR THE REDEMPTION
                        OF FUND SHARES WITHOUT A SIGNATURE AND BELIEVED BY THE
                        FUND TO BE GENUINE.  TO PROVIDE ME WITH THE PROCEEDS OF
                        THE REDEMPTION QUICKLY, PROCEEDS IN THE MINIMUM AMOUNT
                        INDICATED IN THE FUND'S CURRENT PROSPECTUS WILL BE SENT
                        ONLY TO THE COMMERCIAL BANK LISTED BELOW FOR CREDIT TO
                        MY ACCOUNT.  I UNDERSTAND THAT RECORDS OF SUCH
                        INSTRUCTIONS WILL BE BINDING.

                        PLEASE WIRE PROCEEDS TO ______________________________
                        NAME OF COMMERCIAL BANK (SAVINGS BANK MAY NOT BE USED)

                        ------------------------------------------------------
                        ACCOUNT NAME                            ACCOUNT NUMBER

                        ------------------------------------------------------
                        ADDRESS OF BANK        CITY       STATE      ZIP CODE

                        -------------------------------
                        DATE
                        SIGN HERE: SIGNATURE(S) OF INVESTOR(S)
                        (X)                            (X)
                        ------------------------------------------------------
---------------------------------------------------------------------------------
11.  SIGNATURE          UNDER PENALTIES OF PERJURY I CERTIFY THAT THE NUMBER
     AND                SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION
     CERTIFICATION      NUMBER/SOCIAL SECURITY NUMBER AND THAT I AM NOT SUBJECT
                        TO BACKUP WITHHOLDING EITHER BECAUSE I HAVE NOT BEEN
                        NOTIFIED THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A
                        RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS,
                        OR THE INTERNAL REVENUE SERVICE HAS NOTIFIED ME THAT I
                        AM NO LONGER SUBJECT TO BACKUP WITHHOLDING.  I (WE)
                        CERTIFY THAT I (WE) ARE OF LEGAL AGE AND THAT I (WE)
                        HAVE LEGAL CAPACITY TO PURCHASE OR REDEEM SHARES OF THE
                        FUND FOR MY (OUR) OWN ACCOUNT, OR FOR THE ACCOUNT OF THE
                        ORGANIZATION NAMED BELOW.  I (WE) HAVE RECEIVED A
                        CURRENT PROSPECTUS OF THE FUND AND APPOINT SBM FINANCIAL
                        SERVICES, INC. AS MY (OUR) AGENT TO ACT IN ACCORDANCE
                        WITH MY (OUR) INSTRUCTIONS HEREIN.

                        SIGNATURE  (X)              SIGNATURE  (X)
                                   ---------------             ------------------
                        SOC. SEC. NO. OR TAXPAYER      SOC. SEC. NO. OR TAXPAYER
                        IDENTIFICATION NO. _______     IDENTIFICATION NO. _______
---------------------------------------------------------------------------------
12.  DEALER             PLEASE ESTABLISH THE ACCOUNT SPECIFIED BY THE INVESTOR
     INFORMATION        AND PURCHASE THROUGH SBM FINANCIAL SERVICES, INC.,
     ONLY               GENERAL DISTRIBUTOR, AT THE PUBLIC OFFERING PRICE,
                        SHARES WHICH YOU ARE AUTHORIZED TO PURCHASE FROM US FOR
                        THE INVESTOR.  THE INVESTOR IS AUTHORIZED TO SEND ANY
                        FUTURE PAYMENTS DIRECTLY TO YOU FOR INVESTMENT.  CONFIRM
                        EACH TRANSACTION TO THE INVESTOR AND TO US.  WE
                        GUARANTEE THE GENUINENESS OF THE INVESTOR'S SIGNATURE.
                        WE ARE A DULY REGISTERED AND LICENSED DEALER AND HAVE A
                        SALES AGREEMENT WITH SBM FINANCIAL SERVICES, INC.

                        ---------------------------  ------------------------------
                                DEALER NAME          REPRESENTATIVE'S NAME   NUMBER

                        ---------------------------  ------------------------------
                                  ADDRESS                      ADDRESS

                        ---------------------------  ------------------------------
                        CITY     STATE     ZIP CODE  CITY     STATE        ZIP CODE

                        X
                        ---------------------------  --------------------------
                        AUTHORIZED SIGNATURE OF BROKER/DEALER              DATE
                        -------------------------------------------------------
                        REPRESENTATIVE'S PHONE NUMBER (______)_________________
------------------------------------------------------------------------------------

                                     (iii)


                   FOR INTERNAL USE ONLY                                                    ACCEPTED BY:

------------------------------------------------------------
                      NET ASSET VALUE            VALUE AS OF                SBM FINANCIAL SERVICES, INC.
# OF SHARES OWNED          AS OF                    DATE
                        DATE OF LOI                OF LOI
------------------------------------------------------------
                                                             BY
                                                                ________________________________________
                                                                          AUTHORIZED SIGNATURE
------------------------------------------------------------

ACCOUNTS ELIGIBLE FOR THE RIGHTS OF ACCUMULATION OR TO BE USED TOWARD
COMPLETION OF A LETTER OF INTENT.

NAME _____________________  FUND ____________________  ACCOUNT NO. _____________
NAME _____________________  FUND ____________________  ACCOUNT NO. _____________
NAME _____________________  FUND ____________________  ACCOUNT NO. _____________
NAME _____________________  FUND ____________________  ACCOUNT NO. _____________
NAME _____________________  FUND ____________________  ACCOUNT NO. _____________

TO:  SBM FINANCIAL SERVICES, INC.                        THE STATE BOND GROUP OF MUTUAL FUNDS
     100 NORTH MINNESOTA STREET                  REQUEST AND AUTHORIZATION FOR PRE-AUTHORIZED PAYMENTS
     P.O. BOX 69
     NEW ULM, MN  58073-0069

     TO START YOUR PRE-AUTHORIZED PAYMENT SERVICE, FILL OUT SECTION A AND THE "BANK AUTHORIZATION TO HONOR PRE-AUTHORIZED PAYMENTS" BELOW, AND FORWARD IT WITH AN UNSIGNED BLANK CHECK FROM YOUR REGULAR CHECKING ACCOUNT (MARKED "VOID").

--------------------------------------------------------------------------------
A.  PRE-AUTHORIZED PAYMENTS
[_] PLEASE ARRANGE WITH MY BANK TO DRAW PRE-AUTHORIZED PAYMENTS AND INVEST $________________ IN MY ACCOUNT:
                [_] MONTHLY       [_] TWICE A MONTH        [_] EVERY OTHER MONTH
                                    [_] QUARTERLY
     ON THE  [_] 1ST OF MONTH    [_] 16TH OF MONTH    I HAVE COMPLETED THE "BANK
AUTHORIZATION TO HONOR PRE-AUTHORIZED PAYMENTS" BELOW.
     IF NOT COMPLETED, THE 1ST WILL BE ASSUMED.
STARTING MONTH
                              SIGNATURE(S) OF INVESTOR(S)

--------------------------------------------------------------------------------

              BANK AUTHORIZATION TO HONOR PRE-AUTHORIZED PAYMENTS

AUTHORIZATION TO HONOR DEBITS (INCLUDING CHECKS, DRAFTS, AND OTHER ORDERS WHETHER BY ELECTRONIC OR PAPER MEANS) BY SBM FINANCIAL SERVICES, INC..

DEPOSITOR'S NAME:
                  --------------------------------------------------------------
                 (PRINT NAME(S) EXACTLY AS SHOWN ON MY BANK, OR
                     OTHER FINANCIAL INSTITUTION, ACCOUNT)

DEPOSITORY NAME:
                  --------------------------------------------------------------
                 (PRINT NAME OF BANK OR FINANCIAL INSTITUTION
                             AND BRANCH, IF ANY)


--------------------------------------------------------------------------------
    (PRINT ADDRESS OF BANK, FINANCIAL INSTITUTION OR BRANCH WHERE ACCOUNT IS
                                  MAINTAINED)


I HEREBY AUTHORIZE SBM FINANCIAL SERVICES, INC. TO INITIATE DEBT ENTRIES TO MY ACCOUNT AS LISTED BELOW AND THE DEPOSITORY NAMED ABOVE TO DEBIT THE SAME TO SUCH ACCOUNT. THIS AUTHORIZATION WILL REMAIN IN FULL FORCE AND EFFECT UNTIL SBM FINANCIAL SERVICES, INC. AND DEPOSITORY RECEIVE WRITTEN NOTIFICATION FROM EITHER OF THEM TO THE OTHER AND IN SUCH TIME AND IN SUCH MANNER SO AS TO AFFORD SBM FINANCIAL SERVICES, INC. AND DEPOSITORY A REASONABLE OPPORTUNITY TO ACT ON IT.

SIGNATURE OF DEPOSITOR  X
                         -------------------------------------------------------


IF REQUIRED BY THE FINANCIAL INSTITUTION,
SIGNATURE OF JOINT DEPOSITOR    X
                                 -----------------------------------------------

MY ACCOUNT NUMBER AT SAID FINANCIAL INSTITUTION IS                  DATE
                                                   ---------------       -------

                                      (iv)

 SBM FINANCIAL SERVICES, INC.
 100 NORTH MINNESOTA STREET
 P.O. BOX 69
 NEW ULM, MINNESOTA  56073-0069

                              TERMS AND CONDITIONS

                                  Open Account

  Investments will be made in as many shares of the Fund, including fractions to the third decimal place, as can be purchased at the public offering price at the close of business on the day the order is accepted. Shareholders will receive dividends from investment income and any distributions from long-term gain realized on investments in shares or in cash according to the option elected. Dividend and gain options may be changed at any time by notifying the Fund in writing. Stock certificates will not be issued.

                         Pre-Authorized Payment Service

  The Pre-Authorized Payment Service is available to all shareholders. Your application is subject to acceptance by your bank and the Fund. Payments in the amount specified will be drawn automatically on your bank on the day of each month in which an investment is scheduled and invested at the public offering price at the close of business on the same date. If a payment is not honored by your bank, the Service will be suspended. It will be reinstated upon written request indicating that the cause of interruption has been corrected. This Service may be terminated by you or the Fund at any time by written notice. You agree to hold the Fund and its agents free from all liability which may result from acts done in good faith and pursuant to these terms. Instructions for establishing Pre-Authorized Payment Service are given on the following page.

                       Automatic Cash Withdrawal Service

  All income and gain distributions on shares held in your account subject to this withdrawal service will be reinvested in additional shares. A sufficient number of full and fractional shares will be redeemed to provide the amount requested. You may change the amount of scheduled payments or you may suspend payments for not more than one year by written notice to the Fund at least ten days prior to the effective date of such a change or suspension. Your service may be terminated by you or the Fund at any time by written notice. It will be terminated upon proper notification of the death or legal incapacity of the shareholder. The Service may be considered terminated in the event a withdrawal of shares, other than to make scheduled withdrawal payments, reduces the value of shares remaining on deposit to less than $5,000. Redeeming shares to make these payments represents a return of capital and will result in tax consequences. Withdrawals, concurrently with purchases of shares of this or any other investment company will be disadvantageous to you because of the payment of duplicative sales charges. For this reason, additional purchases of Fund shares when the Withdrawal Service is in effect are discouraged.

                                Letter Of Intent

  SBM Financial Services, Inc. will hold in escrow shares equal to 5% of the minimum purchase amount specified. Dividends and distributions on the escrowed shares will be paid to you or credited to your Account. Upon completion of the specified minimum purchase within the thirteen-month period, all shares held in escrow will be deposited in your account or delivered to you. You may include the

                                      (v)
total asset value of shares of the State Bond Funds (except State Bond Cash Management Fund shares) owned as of the date of a Letter of Intent toward the completion of the Letter. If the total amount invested within the thirteen-month period does not equal or exceed the specified minimum purchase, you will be requested to pay the difference between the amount of the sales charge paid and the amount of the sales charge applicable to the total purchase made. If, within 20 days following the mailing of a written request, you have not paid this additional sales charge to SBM Financial Services, Inc., sufficient escrowed shares will be redeemed for payment of the additional sales charge. Shares remaining in escrow after this payment will be released to your Account. The Letter of Intent may be backdated by as much as 90 days to change the purchase price for previous purchases. The thirteen-month period begins on the date to which you have backdated.

  Shares of the State Bond Cash Management Fund, which have been acquired by an exchange may be taken into account in completing a Letter of Intent or for Rights of Accumulation. However, shares of that Fund which have been purchased directly may not be used for purposes of determining reduced sales charges on additional purchases of the other Mutual Funds in the State Bond Group.

                            Check Redemption Service

     1. REDEMPTION AUTHORIZATION: The signatory(ies) whose signature(s) appear on the general authorization form, intending to be legally bound, hereby agree each with the other and with State Bank & Trust Company of New Ulm, Minnesota ("Bank") that the Bank is appointed agent for such person(s) and, as such agent, is directed to request the Transfer Agent of the "Fund" to redeem shares of the Fund, registered in the name of such Signatory(ies) upon receipt of, and in the amount of checks drawn upon his (their) Fund account. The Fund or its Transfer Agent shall deposit the proceeds of such redemptions in said account or otherwise arrange for application of such proceeds to payments of said checks. The Bank is expressly authorized to commingle such proceeds in this account with the proceeds of the redemption of the shares of other stockholders of the Fund.

          The Bank is expressly authorized to honor checks as redemption instructions hereunder without requiring signature guarantees, and neither the Fund's Transfer Agent nor the Bank shall be liable for any loss or liability resulting from the absence of any such guarantee.

     2. CHECK PAYMENT. The Signatory(ies) authorizes and directs the Bank to pay each check presented hereunder, subject to all laws and Bank rules and regulations pertaining to checking accounts. In addition, the Signatory(ies) agree(s) that:

          (A) No check shall be issued or honored, or any redemption effected, in an amount less than the minimum amount indicated in the Fund's current Prospectus.

          (B) No check shall be issued or honored, or redemption effected, for any amounts represented by shares for which certificates have been issued.

          (C) No check shall be issued or honored, or redemption effected, for any amounts represented by shares unless payment for such shares has been made in full and any checks given in such payment have been collected through normal banking channels.

                                      (vi)

          (D) No check shall be honored unless the Fund has provided the Bank, from the proceeds of redemption or otherwise, collected funds for the payment of such check.

          (E) Checks issued hereunder cannot be cashed over the counter at State Bank & Trust Company of New Ulm, Minnesota.

          (F) Check redemption of fund shares purchased within 15 days prior to the redemption may be limited as further described in the prospectus; and

          (G) Checks shall be subject to any further limitations set forth in the prospectus issued by the Fund including without limitation any additions, amendments and supplements thereto.

     3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of the shares of the Fund, as by joint ownership, ownership in common, or tenants by the entireties, then (a) each registered owner must sign this form,
(b) all checks will require all signatures unless a lesser number is indicated on the face of this form and (c) each signatory guarantees to the Bank the genuineness and accuracy of the signature of the other Signatory(ies).

     4. CHARGES: Bank is authorized to redeem sufficient Fund shares each month, or from time to time, to cover the prevailing applicable charges on this account. You will be notified in advance of any changes in charges for this service.

     5. TERMINATION: The Bank or the Fund may at any time terminate this account, related share redemption service and Bank's agency for the Signatory(ies) hereto without prior notice by Bank to any of the Signatory(ies).

     6. HEIRS AND ASSIGNS: These terms and conditions shall bind the respective heirs, executors, administrators and assigns of the Signatory(ies).

                                     (vii)

                                          ------------------------------------
                                                       PROSPECTUS
                                                    DECEMBER 1, 1995
                                          ------------------------------------


STATE BOND
CASH MANAGEMENT                                        STATE BOND
FUND                                                CASH MANAGEMENT
====================================                      FUND
8400 Normandale Lake Boulevard
Suite 1150
Minneapolis, Minnesota  55437-3807



INVESTMENT MANAGER:
ARM CAPITAL ADVISORS, INC.
200 PARK AVENUE, 20TH FLOOR
NEW YORK, NEW YORK  10166

DISTRIBUTOR:
SBM Financial Services, Inc.                             [LOGO]
100 NORTH Minnesota   STREET
P.O. BOX 69
NEW ULM, MINNESOTA 56073-0069

TRANSFER, REDEMPTION, AND
OTHER SHAREHOLDER
ACCOUNT SERVICES:
SBM FINANCIAL SERVICES, INC.
100 North Minnesota Street
P.O. Box 69                                      A NO-LOAD MONEY MARKET
New Ulm, Minnesota 56073-0069                         MUTUAL FUND

CUSTODIAN:
First Bank National Association
Minneapolis, Minnesota  55440

                      STATEMENT OF ADDITIONAL INFORMATION

                               DECEMBER 1, 1995

                        STATE BOND CASH MANAGEMENT FUND

                         8400 Normandale Lake Boulevard
                                   Suite 1150
                       Minneapolis, Minnesota  55437-3807
                          TELEPHONE NO. (612) 835-0097


     This Statement of Additional Information supplements the information contained in the current Prospectus of State Bond Cash Management Fund (the "Fund") dated DECEMBER 1, 1995. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT should be read in conjunction with the FUND'S Prospectus, which may be obtained by CONTACTING THE FUND AT THE ADDRESS OR TELEPHONE NUMBER NOTED ABOVE.


                               TABLE OF CONTENTS

                                                                       Page
WHAT ARE THE FUND'S INVESTMENT OBJECTIVES AND POLICIES?
     (SEE "WHAT ARE THE FUND'S INVESTMENT OBJECTIVES,
     POLICIES AND RISKS?" IN THE PROSPECTUS)
CALCULATION OF YIELD
WHAT Are The Fund's Investment LIMITATIONS?
WHO MANAGES THE FUND?
     (SEE "HOW IS THE FUND MANAGED?" IN THE PROSPECTUS)
THE MANAGER
MANAGEMENT AGREEMENT AND EXPENSES
     (SEE "HOW IS THE FUND MANAGED?" IN THE PROSPECTUS)
TRANSFER AGENT
CUSTODIAN
INDEPENDENT AUDITORS
REDEMPTION OF SHARES
     (SEE "HOW CAN SHARES BE REDEEMED?" IN THE PROSPECTUS)
What Is The Tax Status of The Fund?
Will The Fund Withhold Taxes On DISTRIBUTIONS
How Is Net Asset Value Per Share DETERMINED?
Does The Fund Bear Distribution EXPENSES?
GENERAL INFORMATION ABOUT THE STATE BOND CASH MANAGEMENT FUND

APPENDIX A

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR THE PROSPECTUS DATED DECEMBER 1, 1995, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MAY NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE DELIVERY OF THIS STATEMENT OF ADDITIONAL INFORMATION AT ANY TIME SHALL NOT

IMPLY THAT THERE HAS BEEN NO CHANGE IN THE AFFAIRS OF THE FUND SINCE THE DATE HEREOF.


            WHAT ARE THE FUND'S INVESTMENT OBJECTIVES AND POLICIES?

     THE Fund's objectives are high current income, preservation of capital, and liquidity.

     The Fund invests in high-quality money market instruments, including securities issued or guaranteed by the U. S. Government or its agencies and instrumentalities, obligations of domestic and foreign commercial banks, commercial paper, and high-grade short-term debt securities (such as bonds and notes). The Fund may enter into repurchase agreements with respect to U.S. Government or Government agency securities. A more complete description of the investments and ratings of investments the Fund may make is contained in the Appendix.

     IN ADDITION TO ITS OTHER POLICIES AND RESTRICTIONS, THE Fund is subject to the investment restrictions of Rule 2a-7 under the Investment Company Act of 1940. Rule 2a-7 requires that the Fund maintain an average weighted maturity of not more than 90 days and invest exclusively in securities that mature within 397 days. Rule 2a-7 also requires that all investments by the Fund be limited to United States dollar-denominated investments that: (1) present "minimal credit risks," and (2) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Rating Organizations ("NRSRO's") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard and Poor's RATINGS GROUP ("S&P") or P-1 or P-2, or MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the Manager to determine that the Fund's investments present only "minimal credit risks" and are Eligible Securities. The Board of Directors of the Fund has established written guidelines and procedures for the Manager and oversees the Manager's determination that the Funds' portfolio securities present only "minimal credit risk" and are Eligible Securities.

     Under Rule 2a-7, 95% of the assets of the Fund must be invested in Eligible Securities that are deemed First Tier Securities, which include, among others, securities rated by two NRSROs in the highest category (such as A-1 and P-1). Rule 2a-7 also requires that with regard to funds such as the Fund: (1) a fund may not (with certain exceptions) invest more than 5% of its total assets in securities of a single issuer; AND (2) a fund's investment in Second Tier Securities of a single issuer may not exceed the greater of 1% of the fund's total assets or $1,000,000.

Lending of Portfolio Securities
-------------------------------

     As stated in the Prospectus, the Fund may lend portfolio securities to certain institutional borrowers of securities and may invest the cash collateral and obtain additional income or receive an agreed upon amount of interest from the borrower. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund has not loaned any portfolio securities to date.

                              CALCULATION OF YIELD

     The current and effective yields of the Fund may be quoted in reports, sales literature, and advertisements published by the Fund. Current yield is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of 1 share at the beginning of a seven-day calendar period, dividing the net change in account value by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7.

For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

     The following is an example of the yield calculation for the seven-day period ended July 31, 1995:

     Total dividends per share from net
     investment income (seven days ended
     July 31, 1995)                                    $.0009234

     Annualized (365 day basis)                         .048149

     Average net asset value per share                 1.000

     Annualized historical net yield per
     share for seven calendar days ended
     July 31, 1995                                     4.93%*

     Effective yield (seven days ended
     July 31, 1995)                                    4.82%**

     Weighted average life to maturity of
     investments was 14.5 days.

     *This represents the average of annualized net investment income per share for the seven days ended July 31, 1995.

     **Average of annualized net investment income for the same period with dividends reinvested.

                  WHAT ARE THE FUND'S INVESTMENT LIMITATIONS?

     Under the Fund's fundamental policies, which cannot be changed except by a vote of a majority of its outstanding voting securities, the Fund may not:

      1. Borrow money, except for temporary purposes in an aggregate amount not to exceed 10% of the value of the total assets of the Fund; provided, that borrowings in excess of 5% of such value will be only from banks, and the Fund will not purchase additional portfolio securities while its borrowings exceed 5%;

      2.  Underwrite the securities of other issuers;

      3. Invest more than 25% of the market value of its total assets in securities of issuers in any one industry, except that the Fund reserves the right to concentrate investments in money market instruments issued by the U. S. Government or its agencies or instrumentalities or by domestic banks;

      4. Buy or hold any real estate, except that the Fund may buy and hold marketable securities of companies which invest in real estate or interests therein;

      5. Buy or hold any commodity or commodity futures contracts, or any oil, gas or mineral exploration or development program;

      6. Make loans, except loans of portfolio securities and except to the extent that the purchase of notes, bonds or debt obligations, or the entry into repurchase agreements or deposits may be considered loans;

      7. Mortgage or pledge any of its assets, except to the extent, up to a maximum of 10% of the value of its total assets, necessary to secure borrowings permitted by paragraph 1;

      8.  Buy securities on "margin" or make "short" sales of securities;

      9.  Write or purchase put or call options;

     10. Invest more than 5% of its total assets (taken at market value) in the securities of any one issuer, other than the U. S. Government, its agencies or instrumentalities;

     11.  Buy more than 10% of the securities of any one issuer, other than the
          U. S. Government, its agencies or instrumentalities;

     12. Invest more than 5% of its total assets (taken at market value) in the securities of issuers which (including predecessors) have been in operation fewer than three continuous years, but this restriction will not apply to such securities which are guaranteed by a company which (including predecessors) has been in operation at least three continuous years;

     13. Buy securities which have legal or contractual restrictions on resale, except in connection with repurchase agreements;

     14. Buy or hold the securities of any issuer if, to its knowledge, directors or officers of the Fund or of its investment adviser individually owning beneficially more than 1/2 of 1% of the securities of that issuer, own in the aggregate more than 5% of such securities; or

     15. Buy securities of any issuer for the purpose of exercising control or management; or buy securities issued by any other investment company, except in connection with a merger, consolidation, acquisition or reorganization.

     Under the Investment Company Act of 1940, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

     During the past twelve months the Fund has not borrowed any money and has no current intention of doing so in the foreseeable future.

                             WHO MANAGES THE FUND?

     Directors and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, is indicated by an asterisk. Unless otherwise indicated, their addresses are 239 S. FIFTH STREET, LOUISVILLE, KENTUCKY.




NAME, AGE AND ADDRESS       POSITION WITH THE    OTHER BUSINESS ACTIVITIES IN PAST 5
                            FUND                 YEARS

WILLIAM B. FAULKNER (  )    DIRECTOR             PRESIDENT, WILLIAM FAULKNER &
                                                 ASSOCIATES, BUSINESS AND INSTITUTIONAL
                                                 ADVISER SINCE 1986; CONSULTANT TO
                                                 AMERICAN HOIST & DERRICK
                                                 COMPANY, CONSTRUCTION EQUIPMENT
                                                 MANUFACTURER, FROM 1986 TO 1989;
                                                 PRIOR THERETO, VICE PRESIDENT AND
                                                 ASSISTANT TO THE PRESIDENT, AMERICAN
                                                 HOIST & DERRICK COMPANY. DIRECTOR
                                                 OF THE OTHER MUTUAL FUNDS IN THE
                                                 STATE BOND GROUP

PATRICK M. FINLEY (57)      DIRECTOR             PRESIDENT, UNIVERSAL COOPERATIVES,
                                                 INC., A FARMERS' COOPERATIVE.
                                                 DIRECTOR OF THE OTHER MUTUAL FUNDS
                                                 IN THE STATE BOND GROUP

CHRIS L. MAHAI (40)         DIRECTOR             SENIOR VICE PRESIDENT, STRATEGIC
                                                 INTEGRATION UNIT, STAR
                                                 TRIBUNE/COWLES MEDIA COMPANY,
                                                 SINCE AUGUST 1993; VICE PRESIDENT,
                                                 MARKETING DIRECTOR, STAR TRIBUNE,
                                                 SINCE SEPTEMBER 1992; FROM 1990 TO
                                                 1992, SELF-EMPLOYED CONSULTANT,
                                                 MARKETING SERVICES; PRIOR THERETO,
                                                 SENIOR VICE PRESIDENT OF CORPORATE
                                                 RELATIONS AND MARKETING, FIRST BANK
                                                 SYSTEM, INC. DIRECTOR OF THE OTHER
                                                 MUTUAL FUNDS IN THE STATE BOND
                                                 GROUP



NAME, AGE AND ADDRESS       POSITION WITH THE    OTHER BUSINESS ACTIVITIES IN PAST 5
                            FUND                 YEARS
JOHN R. LINDHOLM (46)*                           PRESIDENT OF INTEGRITY LIFE INSURANCE
                                                 COMPANY ("INTEGRITY") AND VICE
                                                 PRESIDENT-CHIEF MARKETING OFFICER
                                                 OF NATIONAL INTEGRITY LIFE INSURANCE
                                                 COMPANY ("NATIONAL INTEGRITY")
                                                 SINCE NOVEMBER 26, 1993; EXECUTIVE
                                                 VICE PRESIDENT-CHIEF MARKETING
                                                 OFFICER OF ARM FINANCIAL GROUP,
                                                 INC. SINCE JULY 27, 1993; SINCE
                                                 MARCH 1992 CHIEF MARKETING
                                                 OFFICER OF ANALYTICAL RISK
                                                 MANAGEMENT, L.P.; FROM JUNE 1990
                                                 TO FEBRUARY 1992, CHIEF MARKETING
                                                 OFFICER AND A MANAGING DIRECTOR OF
                                                 THE ICH CAPITAL MANAGEMENT
                                                 GROUP, ICH CORPORATION, LOUISVILLE,
                                                 KENTUCKY; PRIOR THERETO, CHIEF
                                                 MARKETING OFFICER AND MANAGING
                                                 DIRECTOR FOR CAPITAL HOLDING
                                                 CORPORATION'S ACCUMULATION AND
                                                 INVESTMENT GROUP.  DIRECTOR OF THE
                                                 OTHER MUTUAL FUNDS IN THE STATE
                                                 BOND GROUP AND OF THE LEGENDS
                                                 FUND, INC.

KEITH O. MARTENS (56 )      VICE PRESIDENT       SENIOR PORTFOLIO MANAGER, ARM
                                                 CAPITAL ADVISORS, INC. SINCE JUNE 14,
                                                 1995; PRIOR TO JUNE 14, 1995,
                                                 EXECUTIVE VICE PRESIDENT -
                                                 INVESTMENTS, SBM COMPANY; VICE
                                                 PRESIDENT STATE BOND AND MORTGAGE
                                                 LIFE INSURANCE COMPANY AND SBM
                                                 CERTIFICATE COMPANY.  VICE PRESIDENT
                                                 OF THE OTHER MUTUAL FUNDS IN THE STATE
                                                 BOND GROUP.



NAME, AGE AND ADDRESS       POSITION WITH THE    OTHER BUSINESS ACTIVITIES IN PAST 5
                            FUND                 YEARS
DON W. CUMMINGS (32 )       CONTROLLER           CONTROLLER OF ARM FINANCIAL GROUP,
                                                 INC. SINCE JULY 15, 1993, AND INTEGRITY
                                                 AND NATIONAL INTEGRITY SINCE
                                                 NOVEMBER 26, 1993.  PRIOR TO JULY 15,
                                                 1993 HE SERVED AS CONTROLLER OF ARM,
                                                 LTD., A POSITION HE HELD FROM JULY
                                                 1992.  FROM 1985 TO JUNE 1992, MR.
                                                 CUMMINGS SERVED IN VARIOUS POSITIONS
                                                 WITHIN ERNST & YOUNG'S INSURANCE
                                                 INDUSTRY ACCOUNTING AND AUDITING
                                                 PRACTICE, THE LAST OF WHICH WAS
                                                 MANAGER.  CONTROLLER OF THE OTHER
                                                 MUTUAL FUNDS IN THE STATE BOND
                                                 GROUP AND OF THE LEGENDS FUND, INC.

KEVIN L. HOWARD (31)        VICE PRESIDENT AND   ASSISTANT GENERAL COUNSEL OF ARM
                            SECRETARY            FINANCIAL GROUP, INC. SINCE JANUARY
                                                 31, 1994; ASSISTANT GENERAL COUNSEL
                                                 OF CAPITAL HOLDING CORPORATION FROM
                                                 APRIL 1992 TO JANUARY 1994;
                                                 ATTORNEY, GREENEBAUM DOLL &
                                                 MCDONALD, 1989 TO APRIL 1992.  VICE
                                                 PRESIDENT AND SECRETARY OF THE OTHER
                                                 MUTUAL FUNDS IN THE STATE BOND
                                                 GROUP AND SECRETARY OF THE LEGENDS
                                                 FUND, INC.

PETER S. RESNIK (34)        TREASURER            TREASURER OF ARM FINANCIAL GROUP,
                                                 INC., INTEGRITY AND NATIONAL INTEGRITY
                                                 SINCE DECEMBER 1993; EMPLOYED IN
                                                 VARIOUS FINANCIAL AND OPERATIONAL
                                                 CAPACITIES BY ANALYTICAL RISK
                                                 MANAGEMENT LTD. FROM DECEMBER
                                                 1992 TO DECEMBER 1993; ASSISTANT
                                                 VICE PRESIDENT OF THE COMMONWEALTH
                                                 LIFE INSURANCE COMPANY SUBSIDIARY OF
                                                 CAPITAL HOLDING CORPORATION FROM
                                                 1986 TO DECEMBER 1992.  TREASURER OF
                                                 THE OTHER MUTUAL FUNDS IN THE STATE
                                                 BOND GROUP AND OF THE LEGENDS
                                                 FUND, INC.

PAM FREEMAN (28 )           ASSISTANT SECRETARY  FINANCIAL ANALYST WITH ARM
                                                 FINANCIAL GROUP, INC. SINCE OCTOBER
                                                 1993; SENIOR ACCOUNTANT AND VARIOUS
                                                 OTHER CAPACITIES WITH ERNST & YOUNG
                                                 LLP FROM 1989 TO SEPTEMBER 1993.

* MR. LINDHOLM IS AN INTERESTED PERSON, AS DEFINED IN THE 1940 ACT, BY VIRTUE OF HIS POSITIONS WITH ARM FINANCIAL GROUP, INC.

     DIRECTORS OF THE FUND (INCLUDING FORMER DIRECTORS) RECEIVED AGGREGATE REMUNERATION OF $3,897 DURING THE FUND'S FISCAL YEAR ENDED JULY 31, 1995. DIRECTORS AND OFFICERS OF THE FUND AS A GROUP OWNED DIRECTLY OR INDIRECTLY 39,866.31 SHARES, OR 1.47% OF THE FUND'S CAPITAL STOCK AT JULY 31, 1995.

     THE FOLLOWING TABLE SETS FORTH, FOR THE FISCAL YEAR ENDED JULY 31, 1995, COMPENSATION PAID BY THE FUND TO THE NON-INTERESTED DIRECTORS AND, FOR THE 1994 CALENDAR YEAR, THE AGGREGATE COMPENSATION PAID TO THE NON-INTERESTED DIRECTORS BY ALL OF THE FUNDS IN THE FUND COMPLEX INCLUDING THE SIX FUNDS IN THE STATE BOND GROUP OF MUTUAL FUNDS.

                                               TOTAL COMPENSATION
                                               FROM FUND COMPLEX
                              AGGREGATE        INCLUDING THE STATE
                            COMPENSATION       BOND GROUP OF
NAME OF DIRECTOR            FROM FUND (a)      MUTUAL FUNDS (b)
----------------            -------------      -------------------
WILLIAM B. FAULKNER         $588               $ 3,528

PATRICK M. FINLEY           $588               $ 3,528

CHRIS L. MAHAI              $588               $ 3,528

ARTHUR J. GARTLAND, JR.*    $ 75               $ 9,500

JOHN KATZ*                  $147               $10,000

THEODORE S. ROSKY*          $147               $10,000

-------------------------
(a) THERE WERE NO PENSION OR RETIREMENT BENEFITS ACCRUED FOR ANY OF THE NAMED PERSONS BY ANY OF THE FUNDS.

(b) THIS INCLUDES THE AGGREGATE COMPENSATION PAID TO THE NAMED PERSONS BY ALL OF THE MUTUAL FUNDS IN THE STATE BOND GROUP AND ALSO THE AMOUNTS PAID TO SUCH PERSONS IN CALENDAR YEAR 1994 BY THE STATE BOND PROGRESS FUND ("PROGRESS FUND"). THE PROGRESS FUND FORMERLY WAS A MEMBER OF THE STATE BOND GROUP OF MUTUAL FUNDS. ALL OF THE ASSETS OF PROGRESS FUND WERE ACQUIRED BY STATE BOND COMMON STOCK FUND ON JUNE 24, 1994.

* MESSRS. GARTLAND, KATZ AND ROSKY HAVE BEEN DIRECTORS OF THE FUND, AND THE OTHER MUTUAL FUNDS IN THE STATE BOND GROUP, SINCE JUNE 14, 1995. IN ADDITION, THEY ARE DIRECTORS OF THE LEGENDS FUND, INC. A MUTUAL FUND WHICH IS ADVISED BY INTEGRITY LIFE INSURANCE COMPANY, AN AFFILIATE OF ARM, AND WHICH MAY BE DEEMED TO BE A PART OF THE SAME FUND COMPLEX AS THE STATE BOND GROUP OF MUTUAL FUNDS. THE AMOUNTS PAID TO SUCH DIRECTORS IN 1994 WERE PAID EXCLUSIVELY BY THE LEGENDS FUND, INC. FROM JUNE 14, 1995 THROUGH
     JULY 31, 1995, THESE DIRECTORS RECEIVED THE FOLLOWING RESPECTIVE AGGREGATE COMPENSATION FROM ALL OF THE MUTUAL FUNDS IN THE STATE BOND GROUP: $450, $882 AND $882.

                                  THE MANAGER

     ARM CAPITAL ADVISORS, INC. (THE "MANAGER") MANAGES THE INVESTMENTS OF THE FUND AND ADMINISTERS ITS BUSINESS AND OTHER AFFAIRS. THE ADDRESS OF THE MANAGER IS 200 PARK AVENUE, 20TH FLOOR, NEW YORK, NEW YORK 10166. THE PREDECESSOR TO THE MANAGER WAS SBM COMPANY, WHICH SERVED AS MANAGER OF THE FUND FROM THE FUND'S INCEPTION UNTIL JUNE 13, 1995. THE MANAGER ASSUMED MANAGEMENT OF THE FUND ON JUNE 14, 1995, EFFECTIVE FOR ACCOUNTING PURPOSES AS OF JUNE 1, 1995, FOLLOWING THE ACQUISITION OF SUBSTANTIALLY ALL OF THE BUSINESS OPERATIONS OF SBM COMPANY BY ARM.

     THE MANAGER is a wholly-owned subsidiary of ARM FINANCIAL GROUP, INC. ("ARM"), a Delaware corporation. ARM IS A FINANCIAL SERVICES COMPANY PROVIDING RETAIL AND INSTITUTIONAL PRODUCTS AND SERVICES TO THE LONG-TERM SAVINGS AND RETIREMENT MARKET. THE MORGAN STANLEY LEVERAGED EQUITY FUND II, L.P., MORGAN STANLEY CAPITAL PARTNERS III, L.P., MORGAN STANLEY CAPITAL INVESTORS, L.P. AND MSCP III 892 INVESTORS, L.P., INVESTMENT FUNDS SPONSORED BY MORGAN STANLEY GROUP, INC. ("MORGAN STANLEY"), OWN APPROXIMATELY 91% OF THE OUTSTANDING SHARES OF VOTING STOCK OF ARM. THE MANAGER CURRENTLY PROVIDES INVESTMENT MANAGEMENT SERVICES TO INSTITUTIONAL AND INDIVIDUAL CLIENTS, INCLUDING ARM AND ITS SUBSIDIARIES, WITH COMBINED ASSETS IN EXCESS OF $4.0 BILLION.

     THE MANAGER IS ALSO MANAGER OF THE OTHER MUTUAL FUNDS IN THE STATE BOND GROUP OF MUTUAL FUNDS: STATE BOND COMMON STOCK FUND, STATE BOND DIVERSIFIED FUND, STATE BOND MINNESOTA TAX-FREE FUND, STATE BOND TAX EXEMPT FUND, AND STATE BOND U.S. GOVERNMENT AND AGENCY SECURITIES FUND.

                       MANAGEMENT AGREEMENT AND EXPENSES

     UNDER the Investment Advisory and Management Agreement (the "Agreement"), dated JUNE 14, 1995 subject to the control of the Board of Directors, the Manager manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies and administers its business and other affairs. The Manager provides the Fund with such office space, administrative and other services, and executive and other personnel as are necessary for Fund operations. The Manager pays all the compensation of the directors of the Fund who are employees of the Manager and of the officers and employees of the Fund.

     The Fund pays the Manager a management fee for its services, calculated daily and payable monthly, based upon the Fund's average daily net assets as set forth in the following table:

 Average Daily Net Assets     ANNUAL INVESTMENT ADVISORY AND Management Fee
-------------------------     ===============================--------------
For the first $500 million            .60 of 1%

For the next $250 million             .55 of 1%

For the next $250 million             .50 of 1%

For assets over $1 billion            .45 of 1%


     FOR THE PERIOD FROM JUNE 1, 1995, THE EFFECTIVE DATE FOR ACCOUNTING PURPOSES ON WHICH THE MANAGER ASSUMED ITS DUTIES WITH RESPECT TO THE FUND THROUGH JULY 31, 1995, THE MANAGER RECEIVED

A MANAGEMENT FEE OF $1,771. SBM COMPANY, THE PREVIOUS INVESTMENT MANAGER OF THE FUND, RECEIVED AS A MANAGEMENT FEE $7,998, $10,334 AND $16,425, RESPECTIVELY, FOR THE FISCAL YEARS ENDED JULY 31, 1995, 1994 AND 1993. THE MANAGER HAS VOLUNTARY UNDERTAKEN, AND SBM COMPANY PREVIOUSLY VOLUNTARILY UNDERTOOK, TO REIMBURSE THE FUND FOR ANY EXPENSES INCURRED BY THE FUND TO THE EXTENT THE FUND'S TOTAL EXPENSES EXCEEDED .80% OF AVERAGE DAILY NET ASSETS, DESPITE THE FACT THAT HIGHER EXPENSES MAY BE PERMITTED BY STATE LAW. FOR THE PERIOD JUNE 1, 1995 TO JULY 31, 1995, THE MANAGER REIMBURSED THE FUND IN THE AMOUNT OF $14,411. SBM COMPANY REIMBURSED THE FUND DURING THE FISCAL PERIODS ENDED JULY 31, 1995, 1994, AND 1993 IN THE FOLLOWING AMOUNTS: $59,605, $64,232, AND $71,688.

     The Fund pays all its expenses other than those assumed by the Manager, including outside legal, auditing, and accounting expenses; bookkeeping, record keeping, and Fund portfolio and Fund share pricing expenses; interest, taxes, and governmental fees; expenses incurred in connection with membership in investment company organizations; brokerage commissions or charges, if any; fees of custodians, transfer agents, registrars, accounting services agents, or other agents; expense of preparing share certificates; expenses relating to the redemption or repurchase of the Fund's shares; investor services expenses; expenses of registering and qualifying Fund shares for sale under applicable Federal and State law; expenses of preparing, setting in print, printing, and distributing prospectuses, reports, notices, and dividends to Fund shareholders; cost of stationery; costs of stockholder and other meetings of the Fund; traveling expenses of officers, directors, and employees of the Fund, if any; fees of the Fund's independent directors and salaries of any officers or employees who are not affiliated with the Manager; the Fund's pro rata portion of premiums on any fidelity bond and insurance covering the Fund; and general corporate fees and expenses.

     Under the regulations of various states in which the Fund's shares are qualified for sale, the amount of ANNUAL expenses which the Fund may PAY ARE limited to certain percentages of its AVERAGE net assets. The most stringent of such requirements limits such expenses, with certain limited categories of expenses excepted, to 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million, and 1 1/2% of the remaining average net assets.

     THE AGREEMENT WAS APPROVED BY THE DIRECTORS OF THE FUND, INCLUDING A MAJORITY OF THE DISINTERESTED DIRECTORS, AT A MEETING HELD MARCH 24, 1995, AND BY THE SHAREHOLDERS OF THE FUND AT A MEETING HELD MAY 15, 1995. THE AGREEMENT MAY BE TERMINATED AT ANY TIME ON 60 DAYS' WRITTEN NOTICE BY THE BOARD OF DIRECTORS, OR BY VOTE OF A MAJORITY OF THE OUTSTANDING SHARES OR BY THE MANAGER. THE AGREEMENT WILL TERMINATE AUTOMATICALLY UPON ASSIGNMENT. THE AGREEMENT WILL CONTINUE IN EFFECT FROM YEAR TO YEAR SO LONG AS CONTINUANCE IS APPROVED ANNUALLY BY EITHER THE BOARD OF DIRECTORS OF THE FUND OR BY A VOTE OF A MAJORITY OF THE OUTSTANDING VOTING SHARES, PROVIDED THAT IN EITHER EVENT SUCH CONTINUANCE IS ALSO APPROVED BY THE VOTE OF A MAJORITY OF THE DIRECTORS WHO ARE NOT PARTIES TO SUCH AGREEMENT, OR INTERESTED PERSONS OF SUCH PARTIES, CAST IN PERSON AT A MEETING CALLED FOR THE PURPOSE OF VOTING ON SUCH APPROVAL.

                                TRANSFER AGENT

     SBM FINANCIAL SERVICES, INC. acts as the transfer and dividend disbursing agent for the Fund pursuant to an agreement with the Fund and is compensated on a transactional basis under a schedule approved by the Fund's Board of Directors. THE TRANSFER AGENT maintains SHAREHOLDERS lists, processes requested account registration changes and stock certificate issuance and redemption requests, administers withdrawal plans, administers mailing and tabulation of Fund proxy solicitations, and administers payment of distributions declared by the Fund. SBM FINANCIAL SERVICES, INC. RECEIVED $4,067 IN TRANSFER AGENCY FEES FROM THE FUND FOR THE PERIOD JUNE 1, 1995 TO JULY 31, 1995. SBM COMPANY, THE FUND'S PREVIOUS TRANSFER AND DIVIDEND DISBURSING AGENT, received the following amounts from the Fund FOR THE FISCAL YEARS ENDED JULY 31, 1995, 1994, AND 1993, RESPECTIVELY; $16,933; $21,600; AND $27,400.


                                  CUSTODIAN

     First Bank National Association, Minneapolis, Minnesota 55440 serves as THE custodian for the Fund.

                             INDEPENDENT AUDITORS

     ERNST & YOUNG LLP, ONE KANSAS CITY PLACE, 1200 MAIN STREET, KANSAS CITY, MISSOURI 64105-2143, independent certified public accountants, have been selected as auditors of the Fund and issue a report on the Fund's financial statements.

                             REDEMPTION OF SHARES

     Whether shares are redeemed pursuant to the Regular or the Quick Redemption Service (if less than $500), a check for the proceeds ordinarily will be sent within seven calendar days following redemption. The Fund intends to pay all redemptions in cash. However, payment may be made in securities, subject to the review of some state securities commissions, if the Board of Directors believes that economic conditions exist which would make the practice of redemption for cash detrimental to the best interests of the Fund. If requests for redemption are paid in portfolio securities, such securities would be valued in accordance with procedures described under "How Is Net Asset Value Per Share Determined?". If payment were to be made in securities, shareholders receiving securities could incur certain transaction costs.

     The Fund reserves the right to suspend redemptions or postpone the date of payment (1) for any periods during which the New York Stock Exchange is closed (other than for the customary weekend and holiday closings), (2) when trading in the markets the Fund usually utilizes is restricted or an emergency exists, as determined by the Securities and Exchange Commission, so that disposal of the Fund's investments or the determination of the Fund's net asset value is not reasonably practicable, or (3) for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Fund's shareholders.

                      WHAT IS THE TAX STATUS OF THE FUND?

     The Fund HAS FULFILLED DURING ITS MOST RECENT FISCAL YEAR, AND INTENDS TO CONTINUE TO FULFILL, the requirements of subchapter M of the Internal Revenue Code OF 1986, AS AMENDED (THE "CODE"), TO QUALIFY AS A REGULATED INVESTMENT COMPANY, AND SO LONG AS IT REMAINS SO QUALIFIED, IT WILL NOT BE LIABLE FOR FEDERAL INCOME TAX TO THE EXTENT THAT IT DISTRIBUTES ALL OF ITS NET TAXABLE AND NON-TAXABLE INCOME TO SHAREHOLDERS.

                WILL THE FUND WITHHOLD TAXES ON DISTRIBUTIONS?

     Under FEDERAL law, the Fund is required, subject to certain exceptions, to withhold and remit to the U. S. Treasury 31% of dividends paid and other reportable payments on an account if the holder of the account provides the Fund with either an incorrect tax identification number or no number at all, or fails to certify to the Fund that he is not subject to such withholding.

                 HOW IS NET ASSET VALUE PER SHARE DETERMINED?

     The net asset value per share of the Fund is determined as of 3 p.m. Central time, on days on which the Fund is open for business. It is computed by dividing the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of the Fund. All expenses of the Fund, including the Manager's fee, are accrued daily and taken into account for the purpose of determining its net asset value.

     Pursuant to an exemptive rule of the Securities and Exchange Commission, the Fund's portfolio securities are valued by the amortized cost method. This method of valuation involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than that of a fund with identical investments which uses a method of valuation based on market prices and estimates of market prices for all its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he purchased shares on that day than he would be able to receive from a fund using solely market values and existing investors in the Fund would receive less investment income. The converse is true in a period of rising interest rates.


     The rule permitting the Fund to use the amortized cost method of valuation requires that, under the direction of the Board of Directors, certain procedures be adopted to monitor and stabilize the price per share of the Fund. Calculations are made to compare the value of its investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by issuers or market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments or U. S. Government securities published by reputable sources at the mean between the bid and asked prices for the instruments. In the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Directors believes would result in a material dilution of shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated.

     Under the exemptive rule of the Securities and Exchange Commission allowing the Fund to use the amortized cost method of valuation of portfolio securities, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, all investments in securities must be in First Tier Securities or Second Tier Securities (as defined in the exemptive rule) and, with certain limited exceptions, the Fund cannot invest more than 5% of its assets in the securities of a single issuer (other than government securities). Investments in Second Tier securities in the aggregate must be limited to 5% of the Fund's total assets, and investment in a single Second Tier Security cannot exceed the greater of 1% of total assets or $1 million. See "What Are The Fund's Investment Objectives and Policies?"

     The Fund can only invest in instruments having remaining maturities of 397 days or less and can only invest in securities determined by the Board of Directors to be of high quality with minimal credit risks.

                   DOES THE FUND BEAR DISTRIBUTION EXPENSES?

     The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 PURSUANT TO WHICH A PORTION OF THE ADVISORY FEE THE FUND PAYS THE MANAGER IS PAID BY THE MANAGER TO THE DISTRIBUTOR, AS DESCRIBED BELOW. The Plan as amended was approved by the Board of Directors of the Company on September 23, 1994 and was most recently approved by the Fund's shareholders on March 17, 1993.

     Under the Investment Advisory and Management Agreement (the "Agreement"), a portion of the advisory fee the Fund pays the Manager is paid by the Manager to the Distributor to be used to pay for account servicing, to compensate those who sell Fund shares, and to pay certain other expenses of selling Fund shares. As noted above, for the first $500 million of Fund assets, the Manager will receive a monthly fee equivalent on an annual basis to .6 of 1% of the average daily net assets of the Fund. From this amount, of which .2 of 1% of the average daily net assets of the Fund will be paid under the Plan to the Distributor to pay for account servicing and to compensate those who sell Fund shares and to pay certain other selling expenses. This .2 of 1% paid to the Distributor remains constant, although the percentage fee paid to the Manager decreases when the Fund attains average daily net assets in excess of $500 million. A portion of the fee paid to the Distributor may be used for advertising and promotional expenses including, by way of example but not by way of limitation, costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors; preparation and distribution of sales literature; advertising of any type; an allocation of overhead and other expenses of the Distributor related to the distribution of Fund shares; and payments to, and expenses of, officers, employees or representatives of the Distributor, of other broker-dealers, banks or other financial institutions, and of any other person who provides support services in connection with the distribution of Fund shares, including travel, entertainment, and telephone expenses.

     The Prospectus outlines the general uses to which the Distributor is authorized to apply the fees received by it. During the Fund's last fiscal year the Distributor received $4,885 in such fees and incurred $11,291 in expenses. The Distributor used these fees toward the following expenses: compensation of sales personnel - $3,049; compensation of sales administration personnel - $2,366; marketing materials - $5,146; miscellaneous marketing expenses - $185; promotion and travel - $536; branch office - $9.

The Plan provides:

     (i) That it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by the Board of Directors in the manner described above for its original approval;

     (ii) That any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to the Plan or any related agreement shall provide to the Fund's Board of Directors, and the Directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

     (iii) That it may be terminated at any time by vote of a majority of the members of the Board of Directors of the Fund who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan or by vote of a majority of the outstanding voting shares of the Fund.

     The Plan provides that it may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments of the Plan must be approved by the Fund's Board of Directors and shareholders in the manner described above for its original approval. The Fund may implement the Plan only if the selection and nomination of the Fund's disinterested directors are committed to the discretion of the Fund's existing disinterested directors. Under the terms of the referenced Rule 12b-1, the Fund must preserve copies of any plan, agreement or report made pursuant to the rule for a period of not less than six years from the date of such plan, agreement, or report, the first two years in an easily accessible place.

           GENERAL INFORMATION ABOUT STATE BOND CASH MANAGEMENT FUND

     STATE BOND MONEY FUNDS, INC. IS A DIVERSIFIED, OPEN-END INVESTMENT COMPANY, OR MUTUAL FUND, INCORPORATED IN MARYLAND IN 1981. STATE BOND MONEY FUNDS, INC. CURRENTLY CONSISTS OF ONE INVESTMENT PORTFOLIO, THE STATE BOND CASH MANAGEMENT FUND (THE "FUND").

                        State Bond Cash Management Fund

                            Schedule of Investments

                                 July 31, 1995

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                           --------------------
     COMMERCIAL PAPER (40.6%)
      American Express Credit Corporation, 5.70%, due
       8/15/95                                             $122,000  $  121,730
      American General Finance Corporation, 5.73%, due
       8/14/95                                              125,000     124,741
      Associates Corporation of North America, 5.70%, due
       8/9/95                                                98,000      97,876
      Beneficial Corporation, 5.74%, due 8/8/95             125,000     124,861
      Chevron Oil Finance Corporation, 5.70%, due 8/2/95    130,000     129,979
      Deere and Company, 5.71%, due 8/1/95                  128,000     128,000
      Ford Motor Credit Company, 5.73%, due 8/11/95         120,000     119,809
      General Electric Capital Corporation, 5.72%, due
       8/4/95                                               132,000     131,937
      Household Finance Corporation, 5.72%, due 8/7/95      135,000     134,871
                                                                     ----------
     TOTAL COMMERCIAL PAPER
      (Cost $1,113,804)                                               1,113,804

     U.S. TREASURY OBLIGATIONS (59.4%)
      U.S. Treasury Bill, 5.30%, due 8/3/95                 190,000     189,944
      U.S. Treasury Bill, 5.30%, due 8/3/95                 255,000     254,925
      U.S. Treasury Bill, 5.31%, due 8/10/95                150,000     149,801
      U.S. Treasury Bill, 5.35%, due 8/17/95                325,000     324,227
      U.S. Treasury Bill, 5.29%, due 8/24/95                180,000     179,392
      U.S. Treasury Bill, 5.32%, due 8/31/95                255,000     253,870
      U.S. Treasury Bill, 5.35%, due 9/7/95                 280,000     278,460
                                                                     ----------
     TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,630,619)                                               1,630,619
                                                                     ----------

     TOTAL INVESTMENTS (100.0%) (Cost $2,744,423)                    $2,744,423
                                                                     ==========

     See accompanying notes.

                        State Bond Cash Management Fund

                      Statement of Assets and Liabilities

                                 July 31, 1995

     ASSETS
     Investment in securities, at amortized cost (Note 1)-See
      accompanying schedule                                    $2,744,423
     Cash                                                             382
     Receivable for reimbursable expenses (Note 2)                  6,871
     Prepaid expenses                                                 160
                                                               ----------
     TOTAL ASSETS                                               2,751,836

     LIABILITIES
     Dividends payable                                             10,446
     Accrued expenses                                              23,766
                                                               ----------
     TOTAL LIABILITIES                                             34,212
                                                               ----------

     NET ASSETS, for 2,717,624 shares outstanding              $2,717,624
                                                               ==========

     NET ASSET VALUE, offering and redemption price per share  $     1.00
                                                               ==========

     See accompanying notes.

                        State Bond Cash Management Fund

                            Statement of Operations

                            Year Ended July 31, 1995

     INVESTMENT INCOME
      Interest                                                         $129,226

     EXPENSES (Note 2)
      Investment advisory and management fees, net of 12b-1 plan fees     9,769
      12b-1 plan fees                                                     4,885
      Professional fees                                                  12,500
      Shareholders' reports                                              10,100
      Transfer agent fees                                                21,000
      Custodian fees                                                     13,100
      Registration fees                                                  13,785
      Directors' fees and expenses                                        5,000
      Other expenses                                                      3,415
                                                                       --------
       Total expenses before reimbursement                               93,554
       Less: expense reimbursement                                      (74,016)
                                                                       --------
       Net expenses                                                      19,538
                                                                       --------
     Net investment income                                              109,688
                                                                       --------

     Net increase in net assets resulting from operations              $109,688
                                                                       ========

     See accompanying notes.

                        State Bond Cash Management Fund

                      Statements of Changes in Net Assets

                                                    YEAR ENDED JULY 31,
                                                     1995         1994
                                                  ------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                            $   109,688  $    63,949

Distributions to shareholders from:
 Net investment income                               (109,688)     (63,949)

Capital share transactions at net asset value of
 $1.00 per share:
 Proceeds from sales of shares                      5,107,717    5,642,187
 Proceeds from reinvested dividends                    98,558       45,253
 Cost of shares redeemed                           (4,508,194)  (7,325,191)
                                                  ------------------------
  Net increase (decrease) in net assets resulting
   from share transactions                            698,081   (1,637,751)
                                                  ------------------------
Total increase (decrease) in net assets               698,081   (1,637,751)

NET ASSETS
Beginning of year                                   2,019,543    3,657,294
                                                  ------------------------

End of year                                       $ 2,717,624  $ 2,019,543
                                                  ========================

See accompanying notes.

                        State Bond Cash Management Fund

                              Financial Highlights

                                              YEAR ENDED JULY 31,
                                       ---------------------------------------
                                        1995    1994     1993    1992    1991
                                       ---------------------------------------
     SELECTED PER-SHARE DATA
     Net asset value, beginning of
      year                             $ 1.00  $ 1.00   $ 1.00  $ 1.00  $ 1.00
     Income from investment
      operations:
      Net investment income               .04     .03      .02     .04     .06
     Less distributions:
      From net investment income         (.04)   (.03)    (.02)   (.04)   (.06)
                                       ---------------------------------------

     Net asset value, end of year      $ 1.00  $ 1.00   $ 1.00  $ 1.00  $ 1.00
                                       =======================================

     TOTAL RETURN                        4.51%   2.54%    2.40%   3.74%   6.28%

     RATIOS AND SUPPLEMENTAL DATA
     Net assets, end of year (in
      thousands)                       $2,718  $2,020   $3,657  $4,770  $9,378
     Ratio of expenses to average net
      assets                              .80%    .80%     .80%    .90%   1.00%
     Ratio of net investment income
      to average net assets              4.49%   2.55%    2.38%   3.71%   6.19%
     Ratio of expenses to average net
      assets before voluntary expense
      reimbursements                     3.83%   3.38%    2.54%   1.99%   1.54%
     Ratio of net investment income
      to average net assets before
      voluntary expense
      reimbursements                     1.46%   (.01%)    .64%   2.91%   5.64%

                        State Bond Cash Management Fund

                         Notes to Financial Statements

                                 July 31, 1995


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The State Bond Cash Management Fund (the "Fund") is the only investment portfolio of the State Bond Money Funds, Inc., which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The primary investment objective of the Fund is to maximize current income, preserve capital, and maintain liquidity. The Fund invests exclusively in money market instruments maturing in twelve months or less.

On June 14, 1995, ARM Financial Group, Inc. ("ARM") completed the acquisition of substantially all of the assets and business operations of SBM Company ("SBM"). As part of the acquisition, ARM Capital Advisors, Inc. ("ARM Capital Advisors"), a subsidiary of ARM, assumed the responsibilities of SBM as manager of the Fund. The Investment Advisory and Management Agreement between the Fund and ARM Capital Advisors contains the same material terms and conditions (including the fees payable to ARM Capital Advisors) as were contained in the Fund's prior Investment Advisory and Management Agreement with SBM.

As part of the acquisition, ARM acquired all of the issued and outstanding common stock of SBM Financial Services, Inc. ("SBM Financial Services"), the Fund's distributor. Effective June 14, 1995, SBM Financial Services also became the transfer agent for the Fund. Prior to the acquisition SBM functioned as the transfer agent for the Fund.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for investment companies.

INVESTMENTS IN SECURITIES

The Fund uses the amortized cost method for valuing portfolio securities in accordance with Rule 2a-7 of the 1940 Act. Security transactions are accounted for as of the trade date. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

                        State Bond Cash Management Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAXES

The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed its taxable net investment income. Therefore, no provision for federal or state income tax is required.

The aggregate cost of investments in securities is the same for book and tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and distributed monthly. Dividends are recorded on the ex-dividend date.

2. INVESTMENT ADVISORY AGREEMENT AND PAYMENTS TO RELATED PARTIES

ARM Capital Advisors is the Fund's investment adviser. The investment advisory fee is computed at the annual rate of .60% of average daily net assets of the Fund. Included in the investment advisory fee is .20% of the average daily net assets which ARM Capital Advisors pays to SBM Financial Services under a Rule 12b-1 plan of share distribution. ARM Capital Advisors has voluntarily undertaken to reimburse the Fund for any expenses in excess of .80% of the average daily net assets for fiscal years ended 1995, 1994, and 1993 and .90% and 1.00% for fiscal years ended 1992 and 1991, respectively, despite the fact that higher expenses may be permitted by state law.

Certain officers and directors of the Fund are also officers of ARM, ARM Capital Advisors, and SBM Financial Services.

3. CAPITAL SHARES

At July 31, 1995, the Fund had authority to issue twenty billion shares of common stock, each with a par value of $.00001.

                        Report of Independent Auditors

Board of Directors and Shareholders
 State Bond Cash Management Fund

We have audited the accompanying statement of assets and liabilities including the schedule of investments of the State Bond Cash Management Fund (the "Fund") as of July 31, 1995 and the related statements of operations and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 1994 and financial highlights for the four years ended July 31, 1994 of the State Bond Cash Management Fund were audited by other auditors whose report dated August 26, 1994 expressed an unqualified opinion.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 1995, by correspondence with the custodian. As to uncompleted securities transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Bond Cash Management Fund at July 31, 1995, and the results of its operations, changes in its net assets and financial highlights for the year then ended in conformity with generally accepted accounting principles.

                                           /s/ ERNST & YOUNG LLP

Kansas City, Missouri
September 14, 1995

INDEPENDENT AUDITORS' REPORT

Board of Directors of State Bond Money Funds, Inc.
  and Shareholders of State Bond Cash Management Fund:

We have audited the accompanying balance sheet and statement of net assets of State Bond Cash Management Fund (the Fund) as of July 31, 1994 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of July 31, 1994 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Bond Cash Management Fund as of July 31, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
-------------------------

Minneapolis, Minnesota
August 26, 1994

                                                                      APPENDIX A


Description of Investments:
--------------------------

U.S. GOVERNMENT, AGENCY AND INSTRUMENTALITY OBLIGATIONS - are securities issued or guaranteed as to principal and interest by the United States government or by agencies or instrumentalities thereof and include a variety of obligations, which differ in their interest rates, maturities, and dates of issue. Some of these obligations are issued directly by the United States Treasury such as U.S. Treasury bills, notes, and bonds; others are guaranteed by the U.S. Treasury, such as securities issued by the Small Business Administration, the General Services Administration, and Farmers Home Administration; others are supported by the right of the issuer to borrow from the Treasury, such as securities issued by Federal Home Loan Banks; while others are supported only by the credit of the agency or instrumentality and not by the Treasury, such as securities issued by the Federal National Mortgage Association. There can be no assurance that the U.S. Government will provide financial support to such an agency or instrumentality if it is not obligated to do so by law.

REPURCHASE AGREEMENTS - involve the purchase of obligations which the Fund is qualified to purchase and the simultaneous agreement to resell the same obligations on demand or at a future specified date and at an agreed upon price. Such transactions afford an opportunity for the Fund to earn a return which is only temporarily available.

NEGOTIABLE CERTIFICATES OF DEPOSIT - are certificates issued against funds deposited in a bank. They are for a definite period of time, earn a specified rate of return, and are negotiable.

BANKERS' ACCEPTANCES - are short-term credit instruments primarily used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

FIXED TIME DEPOSITS - represent funds deposited in a bank. They are for a definite period of time and earn a specified rate of return. Unlike negotiable certificates of deposit, they do not have a market, and they may be subject to penalties for early withdrawal of funds. Fixed time deposits are made in foreign branches of domestic banks and in foreign banks.

COMMERCIAL PAPER - refers to promissory notes issued by corporations to finance short-term credit needs.

CORPORATE DEBT SECURITIES - include bonds and notes issued by corporations to finance longer-term credit needs.

Description of A-1, A-2, and P-1, P-2 Commercial Paper Ratings:
--------------------------------------------------------------

     Commercial paper rated A-1 or A-2 by Standard & Poor's has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3.

     The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by

Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

Description of Bond Ratings:
---------------------------

     Bonds rated AAA have the highest rating Standard & Poor's assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

     Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat large.

                                    PART C
                               OTHER INFORMATION

                        STATE BOND CASH MANAGEMENT FUND


Item 24.  Financial Statements and Exhibits
-------------------------------------------

     (a)  Financial Statements and Independent Auditors' Reports:
           Included in Part A:
              Financial Highlights for each year in the ten year
                period ended July 31, 1995
           Included in Part B:
              Schedule of Investments - July 31, 1995
              Statement of Assets and Liabilities - July 31, 1995 Statement of Operations - Year ended July 31, 1995
                Statements of Changes in Net Assets - Years ended
                  July 31, 1995 and 1994
              Financial Highlights for each year in the five years
                ended July 31, 1995
              Notes to Financial Statements
              Independent Auditors' Reports

     (b)  Exhibits
          (1)  Articles of Incorporation - filed as an exhibit hereto.
          (2)  By-laws - filed as an exhibit hereto.
          (3)  Not applicable.
          (4) See generally Article IV of the Articles of Incorporation, and Articles II and VII of the Bylaws, filed as exhibits to this Registration Statement.
          (5)  Investment Advisory Contract - filed as an exhibit hereto.
          (6)  (a)  Underwriting Agreement - filed as an exhibit hereto.
               (b)  Form of Agreements between principal underwriter and dealers filed as an exhibit to the Registration Statement on Form N-1A of State Bond Securities Funds, Inc., on September 28,
                    1993, File No. 2-30162 and incorporated herein by reference.
          (7)  Not applicable.
          (8)  Custodian Agreement - filed as an exhibit hereto.
          (9) Administration Agreement (Transfer Agent Agreement) - filed as an exhibit hereto.
          (10) Opinion of Counsel - filed as an exhibit hereto.
          (11) Other opinions, appraisals, rulings and consents.
               (i)  Independent Auditors' Consent:
                    Ernst & Young LLP dated September 25, 1995
               (ii) Independent Auditors' Consent:
                    Deloitte & Touche LLP dated September 25, 1995
          (12) Not applicable.
          (13) Agreement regarding initial capital - filed as an exhibit to Pre-Effective Amendment #1 to Form N-1A on February 23, 1982, File #2-74561, and incorporated herein by reference.
          (14) Copy of prototype defined contribution plan - filed as an exhibit to the Registration Statement on Form N-1A of State Bond Securities Funds, Inc., on September 28, 1993, File No. 2-30162 and incorporated herein by reference.

          (15) Plan pursuant to Rule 12b-1 - filed as an exhibit hereto.
          (16) Not applicable.
          (17) Other Exhibits - Power of Attorney dated July 31, 1995 -Filed as an Exhibit hereto.
          (18) Not applicable.
          (27) Financial Data Schedule - filed as an exhibit hereto.


Item 25.  Persons Controlled by or under Common Control with Registrant

    None


Item 26.  Number of Holders of Securities

                                               Number of Record Holders
          Title of Class                        (within last 90 days)
          --------------                      -------------------------

    Capital Stock--$.00001 par value          620 as of August 31, 1995


Item 27.  Indemnification


    Article VII, Section 1 of the Amended and Restated Articles of Incorporation of the Registrant provides that the Registrant shall indemnify its directors and officers, whether serving the Registrant or at its request any other entity, to the full extent permitted by the laws of the State of Maryland. This indemnification shall not protect any director or officer against liability to the Registrant or its shareholders to which he otherwise would be subject by reason of willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    Section 6.01 of the By-Laws of the Registrant provides that the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative (other than a proceeding by or in the right of the Registrant in which such person shall have been adjudged to be liable to the Registrant), by reason of being or having been a director or officer of the Registrant, or serving or having served at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another entity in which the Registrant has an interest as a shareholder, creditor or otherwise (a "Covered Person"), against all liabilities and penalties, and reasonable expenses (including attorney's fees) actually incurred by the Covered Person in connection with such action, suit or proceeding, except (i) liability in connection with any proceeding in which it is determined that (A) the act or omission of the Covered Person was material to the matter giving rise to the proceeding, and was committed in bad faith or was the result of active and deliberate dishonesty, or (B) the Covered Person actually received an improper personal benefit in money, property or services, or (C) in the case of any criminal proceeding, the Covered Person had reasonable cause to believe that the act or omission was unlawful and (ii) liability to the Corporation or its security holders to which the Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    Article VII, Section 2 of the Amended and Restated Articles of Incorporation of the Registrant provides that no director or officer of the Registrant shall be personally liable to the Registrant or its security holders for money damages, to the full extent permitted by Maryland law and the Investment Company Act of 1940.

    Pursuant to the Registrant's agreement with its principal underwriter, the Registrant has agreed to indemnify the underwriter from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which it or any controlling person may incur, under the Investment Company Act of 1940, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading; provided, however, that the indemnity agreement, to the extent that it might require indemnity of any person who is a controlling person and who is also a director of the Registrant, may not inure to the benefit of such person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the Investment Company Act of 1940; and further provided that in no event shall any thing contained in the indemnity agreement be so construed as to protect the underwriter against any liability to the Registrant or its security holders to which the underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of any obligations and duties under the underwriting agreement.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    The Registrant, its investment adviser, and its principal underwriter have obtained directors and officers and errors and omissions liability insurance insuring the activities of the Registrant, the investment advisory activities of the investment adviser, and the activities of the principal underwriter as distributor of investment company securities.

Item 28.  Business and Other Connections of Investment Adviser

ARM Capital Advisors, Inc., the Registrant's investment adviser, is a registered investment adviser providing investment management services to investment companies and institutional and individual companies.

The business, profession, vocation or employment of a substantial nature which each director or officer of the investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee is as follows:

                                             Position and Offices
Name and Principal Business Address*             with Adviser
------------------------------------         --------------------

John Franco                                  Director and Co-Chief
Co-Chief Executive Officer                   Executive Officer

Martin H. Ruby                               Director and Co-Chief
Co-Chief Executive Officer                   Executive Officer

Emad A. Zikry                                Director and President
Since October 1994:
Executive Vice President-Chief
Investment Officer
200 Park Avenue, 20th Floor
New York NY 10166
1992-October 1994:
President-Chief Investment Officer
Klienwort Benson Investment Management
Americas Inc.
200 Park Avenue, 20th Floor
New York NY 10166

Keith O. Martens                             Senior Vice President
Since June 1995:                             and Senior Portfolio
200 Park Avenue, 20th Floor                  Manager
New York NY 10166
1969-June 1995:
Executive Vice President-Investments
SBM Company
8400 Normandale Lake Boulevard
Suite 1150
Minneapolis MN 55437

John R. McGeeney                             Secretary
Co-General Counsel and Secretary

Peter S. Resnik                              Treasurer
Treasurer

Don W. Cummings                              Controller
Controller

Rose M. Culbertson                           Tax Officer
Tax Officer

Kevin Howard                                 Assistant Secretary
Since January 1994:                          and Compliance Officer

Assistant General Counsel and
Compliance Officer
1992-January 1994:
Providian Corp.
Assistant General Counsel
400 West Market Street
Louisville KY 40202

*All addresses are ARM Financial Group, Inc., 239 S. Fifth Street, 12th Floor, Louisville KY 40202. Unless otherwise indicated, each individual has been employed by ARM Financial Group or its predecessor-in-interest, Analytical Risk Management, Ltd., for the last two years.


Item 29.  Principal Underwriters

     (a) SBM Financial Services, Inc. acts as principal underwriter for the Fund, and for each of the following investment companies:

               State Bond Investment Funds, Inc.
               (State Bond Diversified Fund Portfolio)
               State Bond Equity Funds, Inc.
               (State Bond Common Stock Fund Portfolio)
               State Bond Income Funds, Inc.
               (State Bond U.S. Government and Agency
                    Securities Fund Portfolio)
               State Bond Tax-Free Income Funds, Inc.
               (State Bond Minnesota Tax-Free Income Fund Portfolio)
               State Bond Municipal Funds, Inc.
     (b) The following table sets forth information concerning each director, officer or partner of the principal underwriter.

Name and Principal            Positions & Offices     Positions & Offices
Business Address              with Underwriter        with Registrant
----------------------------  ----------------------  -------------------

John R. McGeeney*             Director, Secretary,    None
                              General Counsel and
                              Compliance Officer

Edward J. Haines*             Director and President  None

Walter W. Balek***            Vice President          None

Dale C. Bauman***             Vice President          President

Robert Bryant                 Vice President          None
1550 East Shaw, #120
Fresno CA 93710

Richard M. Carlblom***        Vice President          None

Gregory A. Erickson***        Vice President          None

Ronald Geiger                 Vice President          None
100 North Minnesota Street
New Ulm MN 56073

Peter S. Resnik*              Treasurer               Treasurer

Don W. Cummings*              Controller              Controller

William H. Guth**             Operations Officer      None

David L. Anders**             Marketing Officer       None

Rose M. Culbertson*           Tax Officer             None

Patricia L. Mack*             Assistant Secretary     None

*   Address is 239 S. Fifth Street, 12th Floor, Louisville KY 40202
**  Address is 200 East Wilson Bridge Road, Worthington OH 43085
*** Address is 8400 Normandale Lake Boulevard, Suite 1150, Minneapolis
    MN 55437

    (c)  Not applicable.

Item 30.  Location of Accounts and Records

    SBM Financial Services, Inc
    8400 Normandale Lake Boulevard
    Suite 1150
    Minneapolis, Minnesota  55437-3807


Item 31.  Management Services

    None


Item 32.  Undertakings

    None

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Louisville and State of Kentucky, on the 29th day of September, 1995.


                        STATE BOND MONEY FUNDS, INC.


                        By:        /s/Kevin Howard
                           --------------------------------
                           Kevin Howard, Vice President and
                           Secretary

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signatures                Title                        Date
----------                -----                        ----
  /s/Dale Bauman          President                    September 29,
---------------------     (Principal Executive         1995
                          Officer)


  /s/Peter Resnik         Treasurer                    September 29,
---------------------     (Principal Financial         1995
                          Officer)

  /s/Don Cummings         Controller                   September 29,
---------------------     (Principal Accounting        1995
                          Officer)

         *                Director
---------------------
(William B. Faulkner)


         *                Director
---------------------
 (Patrick M. Finley)


         *                Director
---------------------
  (Chris L. Mahai)


         *                Director
---------------------
 (John R. Lindholm)

         *                Director
---------------------
    (John Katz)


         *                Director
---------------------
 (Theodore S. Rosky)

*     This Amendment has been signed
      by each of the persons so indicated
      by the undersigned as Attorney-in-Fact.


*By:    /s/Kevin Howard
    -----------------------                               September 29, 1995